SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
File No. 033-40991
File No. 811-06322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                  /X/

Pre-Effective Amendment No.                                                                                                                                                                               /  /

Post-Effective Amendment No.    67                                                                                                                                                                    /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                       /X/

Amendment No.  67

(Check appropriate box or boxes)

DELAWARE POOLED TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as possible after effectiveness

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/X/	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding a new series of shares, designated as The Delaware Macquarie Real Estate Portfolio. The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

---   C O N T E N T S   ---

This Post-Effective Amendment No. 67 to Registration File No. 033-40991 includes the following:

1.         Facing Page

2.         Contents Page

3.         Part A – Prospectuses

4.         Part B - Statement of Additional Information

5.         Part C - Other Information

6.	Signatures

7.         Exhibits

DELAWARE POOLED® TRUST

Prospectus

U.S. Equities
The Delaware Macquarie Real Estate Portfolio

[______________], 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

DELAWARE POOLED® TRUST

This Prospectus offers shares of The Delaware Macquarie Real Estate Portfolio (Portfolio).  The Portfolio provides a no-load investment alternative for institutional clients and high net worth individuals. Delaware Pooled Trust (Trust) is designed to meet the investment needs of discerning institutional investors and high net worth individuals who desire experienced investment management and place a premium on personal service.  The Trust offers shares of other equity and fixed income portfolios in a separate prospectus.

TABLE OF CONTENTS

Fund summary

Our investment strategies

Additional investment information

Risk factors

Management of the Trust

Shareholder services

How to purchase shares

Redemption of shares

Other purchase and redemption considerations

Valuation of shares

Dividends, distributions, and taxes

Financial highlights

Additional information

Portfolio summary:  Delaware Macquarie Real Estate Portfolio

What is the Portfolio’s investment objective?
The Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation.

What are the Portfolio’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	1.81%
Total annual portfolio operating expenses	2.56%
Fee waivers and expense reimbursements1	(1.61%)
Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.95%

1
The Portfolio’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.95% of the Portfolio's average daily net assets from June 30,2010 through June 30, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Expense example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$97
3 years	$643

Portfolio turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance.

What are the Portfolio’s principal investment strategies?
The Manager has selected Macquarie Capital Investment Management LLC (MCIM) to serve as the Portfolio’s sub-advisor.  The sub-advisor is responsible for the day-to-day investment management of the Portfolio’s assets.  The sub-advisor selects investments for the Portfolio based on its own investment style and strategy.

The Portfolio seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act)) in securities issued by U.S. companies that

2

are principally engaged in the real estate industry (80% Policy). For the purposes of the Portfolio, a company is considered to be principally engaged in the real estate industry if, in the opinion of MCIM, the company derives the majority of its revenue from real estate-related activities or has a majority of its assets invested in real estate. The Portfolio may invest in companies across all market capitalizations.

In managing the Portfolio, MCIM incorporates a full range of macroeconomic, capital market, capital structure and technical analysis in addition to traditional fundamental analysis in order to obtain a more complete view of the securities, not just the underlying real estate assets. In considering individual securities for the Portfolio, MCIM carefully evaluates each company’s management team, business model, and capital structure and generally look for companies that:

•	Have solid business models which will allow them to create franchise value over the long term,

•	Are relatively low cost of capital and the ability to efficiently deploy this capital for external use, and

•	Are attractive on a relative valuation basis.

The Portfolio is considered “non-diversified” as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

What are the principal risks of investing in the Portfolio?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio’s portfolio. Principal risks include:

Risk	Definition
Market risk	The risk that securities or industries in a certain market – like the stock or bond market – will decline in value because of economic conditions, future expectations, or investor confidence.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Non-diversification risk
A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated.  Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Counterparty risk
The risk that a counterparty to a derivative contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

How has The Delaware Macquarie Real Estate Portfolio performed?
Because the Portfolio had not commenced operations as of the date of this prospectus, no performance information is included.

Who manages the Portfolio?

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor
Macquarie Capital Investment Management LLC

Portfolio manager	Position with Macquarie Capital Investment Management LLC	Start date on the Portfolio
Charles Song	Managing Director, Co-Head Global Real Estate Securities and Portfolio Manager-Real Estate Securities	Since inception

Purchase and redemption of Portfolio shares
You may purchase or redeem shares of the Portfolio on any day that the New York Stock Exchange (NYSE) is open for business (a business day).  Shares may be purchased or redeemed: by regular mail (c/o Delaware Pooled Trust, Attn: Client Services, 2005 Market Street, Philadelphia, PA 19103-7094); by telephone to your Client Services Representative at 800 231-8002; or by wire.  Shares may be purchased or redeemed in-kind.

Shares of the Portfolio are offered directly to institutions and high net worth individual investors at NAV with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in the Portfolio is a plan which represents: (i) that the decision to invest plan assets in or withdraw plan assets from a Portfolio will be made solely by a plan fiduciary, such as the plan's board, without direction from or consultation with any plan participant; and (ii) that the plan will make no more than three separate transactions during any given calendar quarter. Delaware Pooled Trust is not primarily designed for defined contribution plans that are participant-directed or frequently trade Portfolio shares, and therefore it requires the above representations from any new defined contribution plan investors. The Portfolio reserves the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above representations or that follows a pattern of market timing as described in this Prospectus.

The minimum initial investment for the shareholder of record is $1 million in the aggregate across all Portfolios of the Delaware Pooled Trust. There are no minimums for subsequent contributions in a Portfolio where the aggregate minimum initial investment for the Delaware Pooled Trust has been satisfied.

3

Certain types of shareholders may invest in the Portfolios without meeting the minimum initial investment of $1 million. Existing beneficial shareholders of the Portfolios whose shares were formerly held through an omnibus account and who wish to continue as shareholders of the Portfolios, beneficial shareholders whose shares are scheduled to be held in the future through an omnibus account, Shareholders that have institutional accounts managed by the Manager’s affiliate, Delaware Investment Advisers, a series of Delaware Management Business Trust, and portfolio managers of the Portfolios seeking to invest in Portfolios they manage, may invest in the Portfolios without meeting the minimum initial investment of $1 million. However, such smaller accounts may cause the Portfolios to incur additional transfer agency and other costs. In order to offset such costs, (1) the Manager may voluntarily agree to waive its management fee and reduce other expenses with respect to a particular Portfolio; or (2) Delaware Pooled Trust may assess an annual fee (currently set at $70) on shareholder accounts that fall below the $1 million minimum, for reasons other than market reductions in net asset value. The annual fee, which is paid by investors to the Portfolios, will be assessed on a per shareholder basis so each shareholder will be assessed only one fee regardless of the number of accounts s/he may have.

Tax information
The Portfolio’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

4

OUR INVESTMENT STRATEGIES

The Portfolio may invest without limitation in shares of real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code.

The Portfolio’s investments in equity securities of REITs and real estate companies may include, from time to time, sponsored or unsponsored ADRs actively traded in the United States. Equity securities include, but are not to be limited to, common stocks, preferred stocks, securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants to purchase common stocks. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks, and enter into closing transactions with respect to those activities. These activities will be entered into to facilitate the Portfolio’s ability to quickly deploy into the stock market the Portfolio’s positions in cash, short-term debt securities, and other money market instruments, at times when the Portfolio’s assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when MCIM believes such holdings are prudent given current market conditions. Except when MCIM believes a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service, Inc. (Moody’s)) or be of comparable quality as MCIM determines.

MCIM does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, MCIM may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objectives.

5

ADDITIONAL INVESTMENT INFORMATION

The Portfolio’s investment objective is nonfundamental.  This means the Board of Trustees (Board) may change the Portfolio’s objective without obtaining shareholder approval. If the Portfolio’s objective were changed, the Portfolio would notify shareholders before the change became effective.

The following chart gives a brief description of the securities in which the Portfolio may invest.  The Portfolio may also invest in a broad selection of other securities consistent with its investment objectives and policies. Please see the Portfolio’s Statement of Additional Information (SAI) for additional descriptions and risk information on certain of these investments, as well as other investments for the Portfolio.

Common stocks
Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

How the Portfolio uses them: The Portfolio focuses its investments on common stocks.

Real estate investment trusts (REITs)
A company, usually traded publicly, that manages a portfolio of real estate to earn profits for shareholders.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  By investing in REITs indirectly through a fund, a shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.

How the Portfolio uses them: The Portfolio may invest without limitation in shares of REITs.

Real estate industry operating companies (REOCs)
MCIM considers a REOC to be a company that derives at least 50% of its gross revenues or net profits from: (1) ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

How the Portfolio uses them: The Portfolio may invest without limit in REOCs.

Convertible securities
Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. Enhanced convertible preferred stocks that offer various yield, dividend, or other enhancements. Such enhanced convertible preferred securities include instruments like PERCS (Preferred Equity Redemption Cumulation Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), and DECS (Dividend Enhanced Convertible Securities).

How the Portfolio uses them: The Portfolio may invest in enhanced convertible securities.

Repurchase agreements
An agreement between a buyer, such as a portfolio, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Portfolio uses them: The Portfolio normally does not invest in repurchase agreements except to invest cash balances or for temporary defensive purposes. In order to enter into these repurchase agreements, the Portfolio must have collateral of at least 102% of the repurchase price. The Portfolio will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. In the Manager’s discretion, the Portfolio may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or government-sponsored enterprises.  The Portfolio may invest in repurchase agreements having a maturity in excess of seven days, together with any other illiquid investments, not in excess of the Portfolio's limit on illiquid securities.

Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio will not hold more than 10% of its total assets in cash or other short-term investments.  All short-term investments will be rated AAA by S&P or Aaa by Moody’s or if unrated, be of comparable quality, based on the Manager’s evaluation.

Foreign securities and American depositary receipts (ADRs)
Foreign securities are issued directly by non-U.S. entities.  ADRs are typically issued by a U.S. bank and represent the bank’s holdings of a stated number of shares of a foreign corporation.  An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares.  ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities.  Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security.

How the Portfolio uses them: From time to time, the Portfolio may invest in sponsored or unsponsored ADRs that are actively traded in the United States.

The Portfolio may invest up to 20% of its net assets in securities of foreign issuers.  Such foreign securities may be traded on a foreign exchange or they may be in the form of ADRs.

Futures and options
A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for the premium paid, has the right to buy, and the seller has the obligation to sell, the security or other financial instrument underlying the option at a specified exercise price at any time during the term of the option. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell, and the seller has the obligation to buy, the underlying security or other financial instrument at a specified price during the term of the option. Options and futures are generally considered to be derivative securities.

How the Portfolio uses them: The Portfolio may invest in futures, options, and closing transactions related thereto. Portfolios that enter into these transactions are operated pursuant to a claim of exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and therefore are not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Portfolio’s cash, short-term debt securities and other money market instruments at times when the Portfolio’s assets are not fully invested. The Portfolio may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective and policies. The Portfolio may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the Portfolio may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or “cross hedge” the currency risks associated with its investments.

Restricted securities
Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Portfolio uses them: The Portfolio may invest in privately placed securities including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.”  Restricted securities that are determined to be illiquid may not exceed the Portfolio’s 15% limit on illiquid securities.  The Portfolio may invest without limitation in Rule 144A Securities that are deemed to be liquid.

Illiquid Securities
Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them.  Illiquid securities include repurchase agreements maturing in more than seven days.

How the Portfolio uses them: The Portfolio may invest up to 15% of its net assets in illiquid securities.

Investment company securities
Any investments in investment company securities will be limited by the 1940 Act and would involve a payment of the pro rata portion of the expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, a portfolio may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a portfolio’s total assets in the shares of any one investment company; or (iii) invest more than 10% of a portfolio’s total assets in shares of other investment companies. These percentage limitations also apply to a portfolio’s investment in an unregistered investment company.

How the Portfolio uses them: The Portfolio may invest in investment companies to the extent that it helps it achieve its investment objective. The Portfolio may invest in closed-end investment companies to achieve its investment objectives since, with respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that, in turn, are authorized to invest in the securities of issuers in such countries.

Foreign currency transactions
The Portfolio may invest in securities of foreign issuers and may hold foreign currency. In addition, the portfolio may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Portfolio uses them: Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Portfolio may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Temporary defensive positions
For temporary defensive purposes, MCIM may invest a substantial part of the Portfolio’s assets in money market or other high-quality, short-term instruments. To the extent that the Portfolio holds such instruments, the Portfolio may be unable to achieve its investment objectives.

6

RISK FACTORS

An investment in the Portfolio entails certain risks and considerations about which an investor should be aware. The following chart gives a brief description of some of the risks of investing in the Portfolio. Please see the SAI for additional descriptions and risk information.

Market risk
Market risk is the risk that securities or industries in a certain market–like the stock or bond market–will decline in value because of economic conditions, future expectations, or investor confidence.

How the Portfolio strives to manage it: The value of the Portfolio’s holdings fluctuates in response to events affecting markets. In a declining market environment, the value of the Portfolio’s securities will generally decline as well.  The Portfolio maintains a long-term approach and focus on securities that the Manager believes can continue to provide returns over an extended period of time regardless of these interim market fluctuations. Generally, the Manager does not try to predict overall market movements or trade for short-term purposes.

Industry and security risks
Industry risk is the risk that the value of securities in a particular industry (such as real estate or technology) will decline because of changing expectations for the performance of that industry.  Portfolios that concentrate their investments in a particular industry are considered to be subject to greater risks than portfolios that are diversified.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to such events as a pending merger or actual or threatened bankruptcy).

How the Portfolio strives to manage them:  The Portfolio concentrates its investments in the real estate industry.  As a consequence, the net asset value (NAV) of the Portfolio can be expected to fluctuate in light of the factors affecting that industry, and may fluctuate more widely than a portfolio that invests in a broader range of industries. The Portfolio may be more susceptible to any single economic, political, or regulatory occurrence affecting the real estate industry.  The Manager also limits investments in any individual security and follows a rigorous selection process before choosing securities for the Portfolio.

The Portfolio will always be heavily invested in the real estate industry. To seek to reduce these risks for the Portfolio, the Manager limits investments in any individual security and follows a rigorous selection process before choosing securities for the Portfolio. Also see “Nondiversified portfolios” below.

Real estate industry risk
Real estate industry risks include among others:
▪ possible declines in the value of real estate;
▪ risks related to economic conditions;
▪ possible shortage of mortgage funds;
▪ overbuilding and extended vacancies;
▪ increased competition;
▪ changes in property taxes, operating expenses, or zoning laws;
▪ costs of environmental clean-up, or damages from natural disasters;
▪ limitations or fluctuations in rent payments;
▪ cashflow fluctuations; and
▪ defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code (Code), and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

How the Portfolios strive to manage it: The Portfolio is subject to these risks. MCIM will strive to manage these risks through careful selection of individual securities; however, investors should carefully consider these risks before investing in the Portfolio.

Nondiversified portfolio risk
Nondiversified portfolios are generally subject to greater risks and volatility than diversified portfolios because adverse effects on their security holdings may affect a larger portion of their overall assets.

How the Portfolio strives to manage it: The Portfolio will not be diversified under the 1940 Act. This means the Portfolio may invest in securities of any one issuer in an amount greater than 5% of the Portfolio’s total assets. However, the Portfolio will satisfy the Code’s diversification requirement, which requires that 50% of the Portfolio’s assets be represented by cash, cash items, certain qualifying securities, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's total assets. In addition, the Portfolio typically holds securities from a variety of different issuers, representing different sectors of the real estate industry.  MCIM also performs extensive analysis on all securities including reviewing securities that represent a larger percentage of portfolio assets.

Interest rate risk
Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small and medium sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

How the Portfolio strives to manage it: The Portfolio is subject to various interest rate risks.  It cannot eliminate that risk, but the Manager does try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Portfolio.  The Portfolio does not try to increase returns on its investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

Liquidity risk
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.  Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value.  A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

How the Portfolio strives to manage it: The Portfolio limits exposure to illiquid securities to no more than 15% of its net assets.

Futures and options risk
Futures and options risk is the possibility that a portfolio may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Portfolio strives to manage it: The Portfolio may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. MCIM limits the amount of the Portfolio's assets that may be committed to these strategies. The Portfolio’s obligations related to futures and options transactions will not exceed 25% of its total assets and MCIM will not enter into additional futures contracts or options on them if more than 5% of the Portfolio's assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the Portfolio will necessarily utilize such strategies.

Foreign risk
Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

How the Portfolio strives to manage it: The Portfolio may invest up to 20% of its total assets in foreign securities; however, the Portfolio typically invests only a small portion of assets in foreign securities, so this is not expected to be a major risk to the Portfolio.

Government and regulatory risk
Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Portfolio strives to manage it:  MCIM evaluates the economic and political climate in the U.S. before selecting securities for the Portfolio. MCIM typically diversifies the Portfolio's assets among a number of different securities in order to minimize the impact to the Portfolio of any legislative or regulatory development affecting particular issuers, or market sectors.

Counterparty risk
If a portfolio enters into a derivative contract (such as a futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).  As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Portfolio strives to manage it:  The Portfolio tries to minimize this risk by considering the creditworthiness of all parties before it enters into transactions with them. The Portfolio will hold collateral from counterparties consistent with applicable regulations.

Derivatives risk
Derivatives risk is the possibility that a portfolio may experience a significant loss if it employs a derivatives strategy related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a portfolio from using the strategy.

How the Portfolio strives to manage it:  The Portfolio will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the Portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, to earn additional income or to protect against currency fluctuations. The Portfolio will not use derivatives for reasons inconsistent with its investment objectives.

Disclosure of portfolio holdings information

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI and at www.delawareinvestments.com/institutional.

7

MANAGEMENT OF THE TRUST

Trustees
The business and affairs of the Trust and the Portfolio are managed under the direction of the Board. See the SAI for additional information about the Trust's officers and Trustees.

Portfolio Manager
Charles Song is the portfolio manager who is primarily responsible for the day-to-day management of the Portfolio. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Portfolio.

Charles Song, Managing Director, Co-Head Global Real Estate Securities and Portfolio Manager – Real Estate Securities
Prior to joining Macquarie, Charles was Managing Director and Senior Portfolio Manager at Dividend Capital Investments (DCI), a real estate investment firm.  Charles was instrumental in building the real estate securities business from inception and was responsible for overseeing a fourteen person investment team that managed funds in excess of $1.5 billion.  He was responsible for an open-end fund, closed-end funds, institutional sub-advisory accounts and a long/short hedge fund, delivering top-decile returns for US long-only funds over four years. Prior to DCI, Charles was a founder of Genesis Strategic Partners, a management consulting firm in Asia, co-founder of Novalis Ventures, a real estate venture fund and an associate at Cahill Warnock & Associates, a private equity firm.  Charles began his career with Lehman Brothers in the Asset-Backed Finance Group in New York.  He is a member of the National Association of Real Estate Investment Trusts (NAREIT), the Urban Land Institute (ULI), and the Cornell University Real Estate Council. Charles holds a B.A. from Cornell University.

Manager of managers structure
The Portfolio and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Portfolios without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Portfolios' Board, for overseeing the Portfolio’s sub-advisors and recommending to the Portfolio’s Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Portfolio or the Manager.

The Manager of Managers Structure enables the Portfolio to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Portfolios without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

8

Investment advisor
Delaware Management Company (Delaware or the Manager), a series of Delaware Management Business Trust, furnishes investment advisory services to all of the Trust's Portfolios pursuant to investment advisory agreements between the Trust, on behalf of each Portfolio, and Delaware (Investment Advisory Agreements). The Trust’s other Portfolios are offered by a separate prospectus. Delaware and its predecessors have been managing the funds in Delaware Investments since 1938. Delaware is an indirect subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI and Delaware are indirect subsidiaries, and subject to the ultimate control, of Macquarie Group Limited (Macquarie).

Under the Investment Advisory Agreement, the Manager, subject to the control and supervision of the Board and in conformance with the stated investment objectives and policies of the Portfolio, manages the investment and reinvestment of the Portfolio’s assets and makes investment decisions for the Portfolio. The Manager is entitled to an advisory fee of 0.75% as a percentage of the Portfolio’s average daily net assets.

Sub-advisor
Macquarie Capital Investment Management LLC (MCIM) is currently the sub-advisor for the Portfolio. As sub-advisor, MCIM is responsible for day-to-day management of the Portfolio’s assets. Although MCIM serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services provided to the Trust and supervises MCIM's performance as sub-advisor. MCIM is a subsidiary of Macquarie and, therefore, is an affiliate of the Manager.

*  *  *

From time to time, certain institutional separate accounts advised by a series of Delaware Management Business Trust may invest in the Trust's Portfolio. The Portfolio may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the Portfolio’s shares. These transactions may affect the Portfolio, since it may be required to sell portfolio securities, or, in the alternative, if it receives additional cash, the Portfolio will need to invest it.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolio may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Manager, representing the interests of the Portfolio, is committed to minimizing the impact of such transactions on the Portfolio. In addition, the advisors to the institutional separate accounts are also committed to minimizing the impact on the Portfolio to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

If permitted under applicable law, in cases where a shareholder of the Portfolio has an investment counseling relationship with the Manager (or its affiliates or related entities), it may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by such entities to avoid situations where excess advisory fees might be paid to the Manager. In no event should a client pay higher total advisory fees as a result of the client's investment in the Portfolio.

Administrator
Delaware Service Company, Inc. (DSC), an affiliate of Delaware and an indirect, wholly owned subsidiary of DMHI, provides the Trust with administrative services pursuant to the Amended and Restated Shareholder Services Agreement with the Trust on behalf of the Portfolio. The services provided under the Amended and Restated Shareholder Services Agreement are subject to the supervision of the officers and trustees of the Trust, and include day-to-day administration of matters related to the legal existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian bank, and assistance in the preparation of the Trust's registration statements under

9

Federal and State laws. The Amended and Restated Shareholder Services Agreement also provides that DSC will provide the Trust with dividend disbursing and transfer agent services. DSC is located at 2005 Market Street, Philadelphia, PA 19103-7094. For its services under the Amended and Restated Shareholder Services Agreement, the Trust pays DSC an annual asset-based fee, payable monthly, and allocated among the Portfolios of the Trust based on the relative percentage of assets of each Portfolio.

Fund accountants
The Bank of New York Mellon Bank (BNY Mellon), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Portfolio.  For these services, the Portfolio pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges.  DSC provides fund accounting and financial administration oversight services to the Portfolio.  For these services, the Portfolio pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges.  The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all Delaware Investments® Funds, including the Portfolio, on a relative NAV basis.

Distributor
Delaware Distributors, L.P. (DDLP), 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Distributor of the shares of the Trust's Portfolios. Under its Distribution Agreements with the Trust on behalf of each Portfolio, DDLP sells shares of the Trust upon the terms and at the current offering price described in this Prospectus. DDLP is not obligated to sell any certain number of shares of the Trust. DDLP is an indirect, wholly owned subsidiary of DMHI.

Custodian bank

BNY Mellon also serves as custodian for the Portfolio.

Independent registered public accounting firm

[_______________________________________], serves as the Independent Registered Public Accounting Firm for the Trust.

SHAREHOLDER SERVICES

Special Reports and Other Services. The Trust will provide client shareholders with the following information:

•	Audited annual financial reports.

•	Unaudited semiannual financial reports.

•	Detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results, and other pertinent data.

In addition, the investment advisors may conduct periodic personal reviews with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Trust's dedicated telephone number, 800 231-8002, is available for shareholder inquiries during normal business hours. You may also obtain the NAVs for the Portfolio by calling this number or via our Web site at www.delawareinvestments.com/institutional/dptnavs.jsp. Written correspondence should be addressed to:

Delaware Pooled® Trust
2005 Market Street
Philadelphia, PA 19103-7094

10

Attention: Client Services

Exchange privilege
The Portfolio's shares may be exchanged for shares of the other portfolios offered by the Trust or the institutional class shares of other Delaware Investments® Funds based on the respective NAVs of the shares involved and as long as a portfolio's minimum purchase requirements are satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments® Funds, but certain eligibility requirements must be satisfied. An exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days' written notice to client shareholders. The Trust reserves the right to reject any exchange order. See “Frequent trading of Portfolio shares” below.

Please call the Trust for further information on how to exchange shares of the Portfolio.

HOW TO PURCHASE SHARES

Shares of the Portfolio described in this Prospectus are offered directly to institutions and high net worth individual investors at NAV with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in the Portfolio offered through this Prospectus is a plan which represents: (i) that the decision to invest plan assets in or withdraw plan assets from the Portfolio will be made solely by a plan fiduciary, such as the plan's board, without direction from or consultation with any plan participant; and (ii) that the plan will make no more than three separate purchase orders during any given calendar quarter. The Trust is not primarily designed for defined contribution plans that are participant-directed or frequently trade Portfolio shares, and therefore the Trust requires the above representations from any new defined contribution plan investors. The Trust reserves the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above representations or that follows a pattern of market timing as described in this Prospectus.

Minimum investments. The minimum initial investment for the shareholder of record is $1 million in the aggregate across all portfolios of the Trust. There are no minimums for subsequent contributions in the Portfolio where the aggregate minimum initial investment for the Trust has been satisfied.

Certain types of shareholders may invest in the Portfolio without meeting the minimum initial investment of $1 million.  Existing beneficial shareholders of the Portfolio whose shares were formerly held through an omnibus account and who wish to continue as shareholders of the Portfolio, and portfolio managers of the Portfolio seeking to invest in the Portfolio they manage, may invest in that Portfolio without meeting the minimum initial investment of $1 million, subject to a fee described in the next sentence.  All shareholders whose investment falls below the $1 million minimum at the time the fee is assessed, for reasons other than market reductions in NAV, may be subject to an annual fee of $70 to offset additional transfer agency and other costs incurred by the Portfolio in maintaining and servicing these smaller accounts.  This annual fee, which is paid by investors to the Portfolio, will be assessed on a per shareholder basis so each shareholder will be assessed only one fee regardless of the number of accounts s/he may have.

Purchase price. You may buy shares at the Portfolio's NAV per share, which is calculated as of the close of the NYSE regular trading hours (ordinarily 4:00 P.M. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Trust. Except in the case of in-kind purchases and as described below, an order will be accepted by the Trust after (1) the Trust is notified by telephone, email, facsimile, or other means acceptable to the Trust of your purchase order and (2) Federal Funds have been delivered to the Trust's agent. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced at the close of the NYSE on the following business day.  A business day is any day that the NYSE is open for business (Business Day).

11

In addition, Trust service providers have entered into agreements with certain authorized agents to allow such agents to accept purchase orders on the Trust’s behalf. For purposes of pricing, a purchase order will be deemed to be accepted by the Trust when such authorized agent accepts the order on behalf of the Trust pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement which give the Trust assurances that the agent has received a purchase order before the close of the NYSE’s regular trading hours in order to receive that day’s NAV. The Trust reserves the right to reject any purchase order.

How to purchase shares by Federal Funds Wire. Purchases of shares of the Portfolio should be made by having your bank wire Federal Funds to Bank of New York Mellon as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

•	First, complete the Account Registration Form and send it via facsimile to 215 255-1162 or mail it to:

Delaware Pooled® Trust
2005 Market Street
Philadelphia, PA 19103-7094
Attn: Client Services

•
Second, telephone the Trust at 800 231-8002 (or contact the Trust via email, facsimile, or other means acceptable to the Trust) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired, and by which bank and which specific branch, if applicable. You will be provided with a Trust account number.

•
Third, instruct your bank to wire the specified purchase amount of Federal Funds to Bank of New York Mellon, ABA #021000018, bank account #8900403748. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name of the Portfolio(s) selected, the account number assigned to you, and your account name). Federal Funds purchase orders will be accepted only on a day on which the Trust, the NYSE, Bank of New York Mellon, and the Trust's custodians are open for business.

Additional investments. You may add to your shareholder account at any time and in any amount. Procedures for purchasing shares are the same as those followed for a new account as described above:

•	First, notify the Trust of your impending purchase by calling us at 800 231-8002, or by contacting the Trust via another method acceptable to the Trust.

•	Then be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to Bank of New York Mellon.

In-kind purchases. The Trust, in its sole discretion, may permit investors to make an investment by a contribution of securities in-kind or by following another procedure that will have the same economic effect as an in-kind purchase. In either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. The purchase price per share for investors purchasing shares by an in-kind procedure or by such other permitted procedure shall be the NAV next determined after acceptance by the Portfolio of the investor’s purchase order. Investors wishing to make an investment by a contribution of securities in-kind should contact the Trust at 800 231-8002 to determine whether the Portfolio’s advisor will agree to accept the investor’s proposed in-kind contribution and, if so, to make appropriate arrangements to settle the transaction. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's NAV. See "Valuation of shares." Under certain circumstances, the Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling

12

relationship with an affiliate of the Manager to make investments in any of the Trust's Portfolio by a contribution of securities in-kind to such Portfolio.

REDEMPTION OF SHARES

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below. The Portfolio will redeem its shares at the NAV next determined after the request is received in "good order." The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

How to redeem shares by mail or fax message

"Good order" for purposes of mail or facsimile message redemptions means that the request to redeem must adhere to the following procedures:

•
A letter of instruction must be sent to the Trust specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) or other designated individuals or entities exactly as it appears on the Account Registration Form. Unless a letter of instruction directs otherwise or a separate written request has been submitted to the Trust as described in the next paragraph, the redemption proceeds will be wired to the commercial bank or account designation identified on the Account Registration Form. Signature guarantees will be required for certain types of transactions.*

•
If you wish to change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a separate written request must be submitted to the Trust at the address listed below before the redemption request is made. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder. Under certain circumstances, the Trust may require that a signature guarantee accompany your request.* Copies of the request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Trust will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Trust.

 Send your requests to:
 Delaware Pooled® Trust
 Attn: Client Services
 2005 Market Street
 Philadelphia, PA 19103-7094
 Fax Number: 215 255-1162

Please call the Trust at 800 231-8002 to inform client services of your intent to send a facsimile message.

*           Call the Trust for specific signature-guarantee requirements.

How to redeem shares by telephone

"Good order" for purposes of telephone redemptions means that the request to redeem must adhere to the following procedures:

•
If you have previously elected the telephone redemption option on the Account Registration Form, you can request a redemption of your shares (either by specifying the number of shares or dollar amount to be redeemed) by calling the Trust at 800 231-8002 and requesting the redemption

13

proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

•
Shares cannot be redeemed by telephone if stock certificates are held for those shares, or in instances when the in-kind redemption procedures are triggered, as described below. Please contact the Trust for further details.

•
In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or facsimile message pursuant to the procedures described above.

•	The Trust's telephone redemption privileges and procedures may be modified or terminated by the Trust only upon written notice to the Trust's shareholders.

•
To change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a written request must be sent to the Trust at the address above. The request will be processed pursuant to the procedures described in the second bullet point under "How to redeem shares by mail or fax message."

In addition, Trust service providers have entered into agreements with certain authorized agents to allow such agents to accept redemption orders on the Trust’s behalf. For purposes of pricing, a redemption order will be deemed to be received in “good order” when such authorized agent accepts the order on behalf of the Trust pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement which give the Trust assurances that the agent has received a redemption order before the close of the NYSE’s regular trading hours in order to receive that day’s NAV.

Redemptions in-kind. The Trust, in its sole discretion, may permit shareholders to accept their redemption proceeds in-kind in portfolio securities or pursuant to another procedure that will have the same economic effect as an in-kind redemption. In either case, a shareholder that redeems shares pursuant to this section will bear the brokerage or other transaction costs of selling the portfolio securities received in-kind representing the value of their redeemed shares. The redemption price per share for shareholders redeeming shares by in-kind or by such other permitted procedure shall be the NAV next determined after the redemption request is received in good order. The portfolio securities provided to the shareholder pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio's NAV. See "Valuation of shares."

Institutions proposing to redeem an amount which, at the time they notify the Trust of their intention to redeem (as described below), would constitute 5% or more of the assets of the Portfolio will, under normal circumstances, and if applicable law permits, be required to accept their redemption proceeds in-kind in portfolio securities, unless they elect another procedure which will have the same economic effect as an in-kind redemption. A shareholder may also be required to accept redemption proceeds by a distribution in-kind of securities held by the Portfolio if the Trust determines that it would be detrimental to the best interests of the remaining Portfolio shareholders to make a redemption payment wholly or partly in cash. Such shareholders described herein will be required to bear the brokerage or other transaction costs of selling the portfolio securities received in-kind. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90 day period for any one shareholder. Investors should contact the Trust at 800 231-8002 for further information.

Important redemption information. Because the Trust's shares are sold to institutions and high net worth individual investors with a relatively high investment minimum, Trust shareholders likely will hold a significant number of Trust shares. For this reason, the Trust requests that shareholders proposing to make a large redemption order give the Trust at least 10 days’ advance notice of any such order. This request can easily be satisfied by calling the Trust at 800 231-8002, and giving notification of your future intentions.

14

Once a formal redemption order is received in good order, the Trust, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three Business Days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Trust may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the SEC. As described above, the Trust may also pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the SEC.

OTHER PURCHASE AND REDEMPTION CONSIDERATIONS

Payments to intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Portfolio shares and/or shareholder servicing, including providing the Portfolio with “shelf space” or a higher profile with the Financial Intermediary’s consultants, salespersons and customers (distribution assistance).  The level of payments made to a qualifying Financial Intermediary in any given year will vary.  To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options.  In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes.  You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you.  In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary.  Any such payments will not change the NAV or the price of the Portfolio’s shares.

For more information, please see the SAI.

Fair valuation. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. The Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Trust anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Trust values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Portfolio may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

15

The Trust’s Board has delegated responsibility for valuing the Portfolio’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, and which is subject to the Board’s oversight. The Pricing Committee values Portfolio assets as described above.

Investments by large, institutional investors. From time to time, certain large, institutional investors may invest in the Portfolio. The Portfolio may experience relatively large investments or redemptions as a result of the institutional investors either purchasing or redeeming the Portfolio’s shares. These transactions may affect the Portfolio, since the Portfolio that experiences redemptions may be required to sell portfolio securities, and the Portfolio that receives additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolio may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Manager, representing the interests of the Portfolio, is committed to minimizing the impact of such transactions on the Portfolio.

Frequent trading of Portfolio shares. The Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Trust’s Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Portfolio and its shareholders, such as market timing. The Trust will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Portfolio will consider short-term roundtrips to include rapid purchases and sales of Portfolio shares through the exchange privilege. The Portfolio also reserves the right to consider other trading patterns to be market timing.

Your ability to use the Portfolio’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Portfolio will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Portfolio reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Portfolio’s market timing policy are not necessarily deemed accepted by the Portfolio and may be rejected by the Portfolio on the next Business Day following receipt by the Portfolio.

Redemptions will continue to be permitted in accordance with the Portfolio’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

The Portfolio reserves the right to modify this policy at any time without notice, including modifications to the Portfolio’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, the Manager seeks to make judgments and applications that are consistent with the interests of the Portfolio’s shareholders. While the Manager will take actions designed to detect and prevent market

16

timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Portfolio’s market timing policy does not require the Portfolio to take action in response to frequent trading activity.  If the Portfolio elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Portfolio’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Portfolio’s shares may also force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Portfolio’s performance if, for example, the Portfolio incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures. The Portfolio, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Portfolio shares. This monitoring process involves several factors, which include scrutinizing transactions in Portfolio shares for violations of the Portfolio’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Portfolio may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Portfolio, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products.  The Portfolio will attempt to have financial intermediaries apply the Portfolio’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Portfolio’s frequent trading policy with respect to an omnibus account, the Portfolio or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Portfolio’s policy, to shareholders investing in the Portfolio through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Portfolio.  Such restrictions may include, without limitation, requiring the

17

trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Portfolio shares, and similar restrictions.  The Portfolio’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations.  In an effort to discourage market timers in such accounts, the Portfolio may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Portfolio shares.

Limitations on ability to detect and curtail market timing. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolio and their agents to detect market timing in Portfolio shares, there is no guarantee that the Portfolio will be able to identify these shareholders or curtail their trading practices. In particular, the Portfolio may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Miscellaneous. Neither the Trust, the Portfolio, the Trust's transfer agent, the Trust's custodian, nor any of the Trust's affiliates, are responsible for any losses incurred in acting upon investor instructions (via written instruction, telephone instruction or otherwise) for purchase, redemption, or exchange of Portfolio shares which are reasonably believed to be genuine. With respect to such transactions, the Trust will attempt to ensure that reasonable procedures are used to confirm that instructions communicated to the Trust are genuine.

VALUATION OF SHARES

The price of the Portfolio’s shares is based on the Portfolio’s NAV per share. The Portfolio's NAV per share is determined at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day that the NYSE is open. This value is calculated by adding the market value of all the securities and assets in the Portfolio's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV per share. Generally securities and other assets for which market quotations are readily available are priced at their market value. Because the Portfolio invests in foreign securities, its NAV may change on days when the shareholders will not be able to purchase or redeem Portfolio shares. For all other securities, the Portfolio uses methods approved by the Board that are designed to price securities at their fair market value.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and distributions. The Portfolio intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to you.  The Portfolio expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.

Net realized capital gains, if any, will be distributed at least annually, usually in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee the Portfolio will pay either an income dividend or a capital gain distribution. Unless a shareholder elects to receive dividends and capital gain distributions in cash, all dividends and capital gain distributions will be automatically paid in additional shares at NAV of the Portfolio. For more information or questions regarding reinvesting dividends, call 800 231-8002.

18

Annual statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month but paid in January are taxable as if they were paid in December. The Portfolio may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Portfolio makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Portfolio will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend.” If you are a taxable investor and invest in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations.  In general, if you are a taxable investor, Portfolio distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of the Portfolio beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of portfolio shares. A sale or redemption of Portfolio shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Portfolio shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Portfolio also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes. If the Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from long-term capital gains, if any, and, with respect to taxable years of the Portfolio that begin before January 1, 2010 (sunset date), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Portfolio. Additional information on tax matters is included in the SAI.

19

FINANCIAL HIGHLIGHTS

The financial highlights
Because the Portfolio had not yet commenced operations as of the date of this Prospectus, there are no financial highlights to report as of the date of this Prospectus.

20

Additional information about the Portfolio’s investments is available in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or if you have any questions about investing in the Portfolio, write to us at 2005 Market Street, Philadelphia, PA 19103-7094, call toll-free at 800 231-8002, e-mail us at the e-mail address below, or go to www.delawareinvestments.com/institutional. You may also obtain additional information about the Portfolio from your financial advisor.

You can find reports and other information about the Portfolio on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Portfolio, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Contact information

E-mail

PooledTrust@delinvest.com

Shareholder inquiries

Call us at 800 231-8002

•	For Portfolio information, literature, price, yield, and performance figures.

•	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Investment Company Act File Number: 811-06322

21

STATEMENT OF ADDITIONAL INFORMATION
[__________________], 2010

DELAWARE POOLED® TRUST
The Delaware Macquarie Real Estate Portfolio

2005 Market Street
Philadelphia, PA 19103-7094

This Statement of Additional Information (“Part B”) describes the shares of The Delaware Macquarie Real Estate Portfolio (the “Portfolio”).  The Portfolio is a series of the Delaware Pooled Trust (the “Trust” or the “Fund”).  The Portfolio offers a single class of shares.  The Portfolio’s investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.  Macquarie Capital Investment Management LLC (“MCIM”) serves as sub-adviser to the Portfolio.  This Portfolio commenced operations on [______________], 2010 and is managed by MCIM’s Real Estate Securities Team.

This Part B supplements the information contained in the current prospectus for the Portfolio (the “Prospectus”), dated [____________], 2010, as they may be amended from time to time.  This Part B should be read in conjunction with the Prospectus.  This Part B is not itself a prospectus, but is, in its entirety, incorporated by reference into the Prospectus.  A Prospectus may be obtained by contacting the Portfolio’s national distributor, Delaware Distributors, L.P. (the “Distributor”), at 2005 Market Street, Philadelphia, PA 19103-7094 or by calling 800 [362-7500].

TABLE OF CONTENTS
	Page		Page
Organization and Classification	[__]	Purchasing Shares	[__]
Investment Objective, Restrictions, and Policies	[__]	Determining Offering Price and Net Asset Value	[__]
Investment Strategies and Risks	[__]	Redemption and Exchange	[__]
Disclosure of Portfolio Holdings Information	[__]	Distributions and Taxes	[__]
Management of the Trust	[__]	Performance Information	[__]
Investment Manager and Other Service Providers	[__]	Financial Statements	[__]
Portfolio Managers	[__]	Principal Holders	[__]
Trading Practices and Brokerage	[__]
Capital Structure	[__]

ORGANIZATION AND CLASSIFICATION

Organization
The Trust was originally organized under the laws of the State of Maryland on May 30, 1991.  On December 15, 1999, the Trust completed a re-organization that changed its state and form of organization from a Maryland corporation to a Delaware statutory trust.

Classification
The Trust is an open-end management investment company.  The Portfolio is non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVE, RESTRICTIONS, AND POLICIES

Investment Objective
The Portfolio’s investment objective is nonfundamental, and may be changed without shareholder approval.  However, the Trust’s Board of Trustees (“Board”) must approve any changes to the investment objective and the Portfolio will notify shareholders at least 60 days prior to a material change in the Portfolio’s objective.

Fundamental Investment Restrictions
The Trust has adopted the following restrictions for the Portfolio (except where otherwise noted) that cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of the Portfolio, which is the vote of: (i) more than 50% of the outstanding voting securities of the Portfolio; or (ii) 67% or more of the voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Portfolio purchases securities.

The Portfolio:

1.           Will concentrate its investments in the real estate industry. The Portfolio otherwise shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.           Shall not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3.           Shall not underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4.           Shall not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.           Shall not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6.           Shall not make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restriction
In addition to the fundamental policies and investment restrictions described above, the Portfolio will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Board, as appropriate, without shareholder approval:  The Portfolio may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at that the Portfolio has valued the investment.

Portfolio Turnover
Portfolio trading will be undertaken principally to accomplish the Portfolio’s investment objective.  The Portfolio is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Portfolio’s investment objective.  The Portfolio will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.  Such turnover always will be incidental to transactions undertaken with a view to achieving the Portfolio’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of the Portfolio’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from redemptions and repurchases of the Portfolio’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.  In investing to achieve its investment objective, the Portfolio may hold securities for any period of time.

The Portfolio may engage in active trading of portfolio securities, which means that the portfolio turnover may exceed 100%.

INVESTMENT STRATEGIES AND RISKS

The Portfolio’s investment objective, strategies, and risks are described in the Prospectus. The following discussion supplements the description of the Portfolio’s investment strategies and risks that are included in the Prospectus.  The Portfolio’s investment strategies are non-fundamental and may be changed without shareholder approval.

Concentration
In applying the Portfolio’s policies on concentration:  (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Convertible Debt and Non-Traditional Equity Securities
A portion of the Portfolio assets may be invested in convertible debt securities.  A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible debt securities are senior to common stocks in a corporation’s capital structure, although convertible securities are usually subordinated to similar nonconvertible securities.  Convertible debt securities provide a fixed income stream and the opportunity, through a conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security’s underlying common stock.  Just as with debt securities, convertible securities tend to increase in market value when interest rates decline, and tend to decrease in value when interest rates rise.  However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.  The Portfolio may invest in convertible securities without reference to such securities’ investment-grade rating because it invests in such securities primarily for their equity characteristics.

The Portfolio may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor, such as the Portfolio, with the opportunity to earn higher dividend income than is available on a company’s common stock.  A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit that is usually expressed in terms of a stated price.  Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity).  Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock.  If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock.  The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock.  PERCS can be called at any time prior to maturity, and hence do not provide call protection.  However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

The Portfolio may also invest in other enhanced convertible securities.  These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities).  ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary Receipts

                The Portfolio may invest in sponsored and unsponsored ADRs.  Such ADRs that the Portfolio may invest in will be those that are actively traded in the United States.

In conjunction with its investment in foreign securities, the Portfolio may also invest in sponsored and unsponsored European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), subject to its 20% limit on investments in foreign securities.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities.  “Sponsored” ADRs, EDRs, or GDRs are issued jointly by the issuer of the underlying security and a depositary, and “unsponsored” ADRs, EDRs, or GDRs are issued without the participation of the issuer of the deposited security.  Holders of unsponsored ADRs, EDRs, or GDRs generally bear all the costs of such facilities, and the depositary of an unsponsored ADR, EDR, or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR, or GDR.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and will therefore be subject to the Portfolio’s limitation with respect to such securities.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Foreign Currency Transactions
The Portfolio, consistent with its limited ability to invest in foreign securities, may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

When the Portfolio enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of its assets denominated in such foreign currency, its custodian bank will place or will cause to be placed cash or liquid equity or debt securities in a separate account of the Portfolio in an amount not less than the value of the Portfolio’s total assets committed to the consummation of such forward contracts.  If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio’s commitments with respect to such contracts.

Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  The Portfolio will account for forward contracts by marking to market each day at daily exchange rates.

Foreign Investments
To the extent that the Portfolio is permitted to invest in Foreign securities, investors should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the Prospectus, which are not typically associated with investments in United States issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolio may temporarily hold un-invested reserves in bank deposits in foreign currencies, the Portfolio will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Portfolio permit it to enter into forward foreign currency exchange contracts.

The Portfolio, with respect to 20% of its total assets, will invest in securities of foreign issuers and may hold foreign currency. The Portfolio has the right to purchase securities in any developed, underdeveloped, or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments, which could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States, and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with United States generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

It is also expected that the expenses for custodial arrangements of foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income the Portfolio receives from the companies comprising the Portfolio’s investments. See “Distributions and Taxes.”

Further, the  Portfolio may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher.  Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties.  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States, and capital requirements for brokerage firms are generally lower.  The foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries.  Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest, and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests.  Additional restrictions may be imposed at any time by these or other countries in which the Portfolio invests.  Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents.  Although these restrictions may in the future make it undesirable to invest in emerging countries, MCIM believes that any current repatriation restrictions would affect their decision to invest in such countries.  Countries such as those in which the Portfolio may invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment.  Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash-flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the IMF, the World Bank and other international agencies, and the political constraints to which a government debtor may be subject.

With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance, or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer’s ability or willingness to service its debts in a timely manner.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a foreign governmental issuer may default on its obligations.  If such a default occurs, the Portfolio may have limited effective legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

The issuers of the foreign government and government-related high yield securities, have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the foreign government and government-related high yield securities in which the Portfolio invests will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments.  Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

With respect to forward foreign currency exchanges, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency strategy is highly uncertain.  See “Forward Foreign Currency Exchange Contracts” below.

With reference to the Portfolio’s investments in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations.  If such a default occurs, the Portfolio may have limited effective legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests.  Additional restrictions may be imposed at any time by these or other countries in which the Portfolio invests.  Although these restrictions may in the future make it undesirable to invest in emerging countries, neither the Manager nor MCIM believes that any current registration restrictions would affect its decision to invest in such countries.

As disclosed in the Prospectus, the foreign short-term fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro.  Such securities may include those issued by supranational entities.  A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction.  They include:  The Work Bank, European Investment Bank, Asian Development Bank, European Economic Community, and the Inter-American Development Bank.  Such fixed income securities will be typically rated, at the time of purchase, AA or higher by S&P or Aa or higher by Moody’s, or of comparable quality as determined by the MCIM.

Forward Foreign Currency Exchange Contracts
The foreign investments made by the Portfolio present currency considerations which pose special risks, as described in the Prospectus.

Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  The Portfolio will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations.  The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract).  The Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

The Portfolio may enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.   By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

For example, when MCIM believes that the currency of a particular foreign country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio’s securities denominated in such foreign currency.  The Portfolio will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities or other assets denominated in that currency.

The Portfolio may enter into forward contracts to hedge the currency risk associated with the purchase of individual securities denominated in particular currencies.  In the alternative, the Portfolio may also engage in currency “cross hedging” when, in the opinion of MCIM the historical relationship among foreign currencies suggests that the Portfolio may achieve the same protection for a foreign security at reduced cost and/or administrative burden through the use of a forward contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.  The Portfolio may realize gain or loss from currency transactions.

With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency strategy is highly uncertain.

It is impossible to forecast the market value of Portfolio securities at the expiration of the contract.  Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the Portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

Futures and Options on Futures
In order to remain fully invested, to facilitate investments in portfolio securities, and to reduce transaction costs, the Portfolio may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities.  The Portfolio will only enter into these transactions for hedging purposes if it is consistent with the Portfolio’s investment objectives and policies, and the Portfolio will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts, and options on securities, in the aggregate, exceed [20%] of the Portfolio’s total assets.

The Portfolio may enter into contracts for the purchase or sale for future delivery of securities.  A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price.  By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contracts are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and the seller in cash.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  In addition, futures contracts call for settlement only on the expiration date, and cannot be “exercised” at any other time during their term.

The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received.  Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin” as a good faith deposit.  This amount is generally maintained in a segregated account at the custodian bank.  Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as “marking to the market.”

Consistent with the limited purposes for which the Portfolio may engage in these transactions, the Portfolio may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities.  For example, if interest rates are expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio.  If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value (“NAV”) of the Portfolio from declining as much as it otherwise would have.  Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices.  Because the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized.  At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market.

The Portfolio may also purchase and write options to buy or sell futures contracts in which the Portfolio may invest and enter into related closing transactions.  Options on futures are similar to options except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  The Portfolio will not enter into futures contracts and options thereon to the extent that more than 5% of the Portfolio’s assets are required as futures contract margin deposits and premiums on options, and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Portfolio’s total assets.  In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limit.

With respect to options on futures contracts, when the Portfolio is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.  The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security.  Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract.  If the futures price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s holdings.  The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract.  If the futures price at the expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of option premium, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase.

If a put or call option that the Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio’s losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities.  For example, consistent with the limited purposes for which the Portfolio will engage in these activities, the Portfolio will purchase a put option on a futures contract to hedge the Portfolio’s securities against the risk of rising interest rates.

To the extent that interest rates move in an unexpected direction, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts, or may realize a loss.  For example, if the Portfolio is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures position.  In addition, in such situations, if the Portfolio had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market.  The Portfolio may be required to sell securities at a time when it may be disadvantageous to do so.

Further, with respect to options on futures contracts, the Portfolio may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date.  To the extent that the Portfolio purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid.  The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Lastly, it should be noted that the Trust (on behalf of the Portfolio) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolio's operation.  Accordingly, the Portfolio is not subject to registration or regulation as a CPO.

Initial Public Offerings (IPOs)
Under certain market conditions, the Portfolio may invest in companies at the time of their IPO. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Investment Company Securities
The Portfolio may invest in other investment companies.  The Portfolio is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  However, the Portfolio may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”  Under the 1940 Act’s current limitations, the Portfolio may not:  (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of the Portfolio’s total assets in the shares of any one investment company; nor (iii) invest more than 10% of the Portfolio’s total assets in shares of other investment companies.  These percentage limitations also apply to the Portfolio’s investments in unregistered investment companies.

Options
The Portfolio may purchase call options, write call options on a covered basis, purchase put options and write put options.  Writing put options will require the Portfolio to segregate assets sufficient to cover the put while the option is outstanding.

The Portfolio may invest in options that are either exchange-listed or traded over-the-counter.  Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Portfolio’s ability to effectively hedge their securities.  The Portfolio will not invest more than 15% of their respective assets in illiquid securities.

Covered Call Writing. The Portfolio may write covered call options from time to time on such portion of their securities as MCIM determines is appropriate given the limited circumstances under which the Portfolio intends to engage in this activity.  A call option gives the purchaser of such option the right to buy and the writer (in this case the Portfolio) the obligation to sell the underlying security at the exercise price during the option period.  The advantage is that the writer receives a premium income and the purchaser may hedge against an increase in the price of the securities it ultimately wishes to buy.  If the security rises in value, however, the Portfolio may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction.  A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

With respect to options on actual portfolio securities owned by the Portfolio, the Portfolio may enter into closing purchase transactions.  A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Consistent with the limited purposes for which the Portfolio intends to engage in the writing of covered calls, closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

The Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.  Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.  Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid.  Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period.  If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Portfolio will write call options only on a covered basis, which means that the Portfolio will own the underlying security subject to a call option at all times during the option period.  Unless a closing purchase transaction is effected, the Portfolio would be required to continue to hold a security which they might otherwise wish to sell, or deliver a security they would want to hold.  Options written by the Portfolio will normally have expiration dates between one and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Purchasing Call Options.  The Portfolio may purchase call options to the extent that premiums paid by the Portfolio do not aggregate more than 2% of their respective total assets.  When the Portfolio purchases a call option, in return for a premium paid by the Portfolio to the writer of the option, the Portfolio obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  The advantage of purchasing call options is that the Portfolio may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

The Portfolio may, following the purchase of a call option, liquidate their positions by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously purchased.  The Portfolio will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Portfolio will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Portfolio will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that the Portfolio would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Portfolio may expire without any value to the Portfolio.

Purchasing Put Options.  The Portfolio may purchase put options to the extent premiums paid by the Portfolio do not aggregate more than 2% of their respective total assets.  The Portfolio will, at all times during which they hold a put option, own the security covered by such option.

A put option purchased by the Portfolio gives it the right to sell one of its securities for an agreed price up to an agreed date.  Consistent with the limited purposes for which the Portfolio intends to purchase put options, the Portfolio intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”).  The ability to purchase put options will allow the Portfolio to protect unrealized gain in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, the Portfolio will lose the value of the premium paid.  The Portfolio may sell a put option which it has previously purchased prior to the sale of the securities underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Portfolio may sell a put option purchased on individual portfolio securities.  Additionally, the Portfolio may enter into closing sale transactions.  A closing sale transaction is one in which the Portfolio, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options.  A put option written by the Portfolio obligates it to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the Portfolio.  During the option period, the Portfolio, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold, requiring the Portfolio to make payment of the exercise price against delivery of the underlying security.  The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction.  The Portfolio may write put options only if the Portfolio will maintain in a segregated account with its custodian bank, cash, U.S. government securities or other assets in an amount not less than the exercise price of the option at all times during the option period.  The amount of cash, U.S. government securities or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Portfolio.  Consistent with the limited purposes for which the Portfolio intends to engage in the writing of put options, such put options will generally be written in circumstances where MCIM wishes to purchase the underlying security for the Portfolio at a price lower than the current market price of the security.  In such event, the Portfolio would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, the Portfolio may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction.  This is accomplished by buying an option of the same series as the option previously written.  The Portfolio may not, however, effect such a closing transaction after they have been notified of the exercise of the option.

Portfolio Loan Transactions
The Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

It is the understanding of the Trust that the SEC staff permits portfolio lending by registered investment companies if certain conditions are met.  These conditions are as follows: (i) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Pooled Trust from the borrower; (ii) this collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio; (iii) the Portfolio must be able to terminate the loan after notice at any time; (iv) the Portfolio must receive reasonable interest on any loan and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (v) the Portfolio may pay reasonable custodian fees in connection with the loan; and (vi) the voting rights on the lent securities may pass to the borrower; however, if the Trust’s Board of Trustees knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

The major risk to which the Portfolio would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up.  Therefore, the Portfolio will only enter into loan arrangements after a review of all pertinent facts by MCIM under the supervision of the Board of Trustees, as applicable, including the creditworthiness of the borrowing broker, dealer or institution, and then only if the consideration to be received from such loans would justify the risk.  Creditworthiness will be monitored on an ongoing basis by MCIM.

Real Estate Investment Trusts (REITs)
REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.

The Portfolio’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include U.S. long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements
While the Portfolio is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes.

The funds in the Delaware Investments® family (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”), including the Trust, have obtained an exemption (the “Order”) from the SEC from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow such Funds jointly to invest cash balances.  The Portfolio may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Portfolio, if any, would be the difference between the repurchase price and the market value of the security.  If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.  The Portfolio will limit its investments in repurchase agreements to those which MCIM determines to present minimal credit risks and which are of high quality.  In addition, the Portfolio must have collateral of at least 102% of the repurchase price, including the portion representing the Portfolio's yield under such agreements, which is monitored on a daily basis.  The term of these agreements is usually from overnight to one week, and never exceeds one year.  The Portfolio may invest no more than 15% of net assets in repurchase agreements having a maturity in excess of seven days.

Restricted and Rule 144A Securities
The Portfolio may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act.  Rule 144A Securities are traded among qualified institutional investors.  While maintaining oversight, the Board of Trustees, as applicable, has delegated to MCIM, the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Portfolio's limitation [(whether 15% or 10% of net assets)] on investments in illiquid assets.  The Board has instructed MCIM to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of other potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the  marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, the  mechanics of transfer, and whether a security is listed on an electronic network for trading the security).

Investing in Rule 144A Securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and MCIM will continue to monitor the liquidity of that security to ensure that the Portfolio has no more than 15% of its net assets in illiquid securities. If MCIM determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Portfolio's holdings of illiquid securities exceed the Portfolio's 15% limit on investment in such securities, MCIM will determine what action shall be taken to ensure that the Portfolio continues to adhere to such limitation.

The Portfolio may purchase privately placed securities whose resale is restricted under applicable securities laws.  Such restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws.  The registration process may involve delays which would result in the Portfolio obtaining a less favorable price on a resale.

Short-Term Investments
The short-term investments in which the Portfolio may invest include:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit), and bankers' acceptances issued by a U.S. commercial bank.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Time deposits maturing in more than seven days will not be purchased by the Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the net assets of the Portfolio.  Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate.  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods).

The Portfolio will not invest in any security issued by a commercial bank unless:  (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by an NRSRO;

(2)           Commercial paper with the highest quality rating by an NRSRO (for example, A-1 by S&P or Prime-1 by Moody’s) or, if not so rated, of comparable quality as determined by MCIM;

(3)           Short-term corporate obligations with the highest quality rating by an NRSRO (for example, AAA by S&P or Aaa by Moody’s) or, if not so rated, of comparable quality as determined by MCIM;

(4)           U.S. government securities (see “U.S. Government Securities”); and

(5)           Repurchase agreements collateralized by securities listed above.

U.S. Government Securities
The U.S. government securities in which the Portfolio may invest for temporary purposes and otherwise (see “Investment Restrictions” and the Prospectus of the Portfolio for additional information) include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

U.S. Treasury securities are backed by the “full faith and credit” of the United States.  Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.  In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others.  Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury if needed to service its debt.  Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association (“FNMA”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations.  Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision.  Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the FNMA.

Warrants
The Portfolio may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase securities on a when-issued or delayed delivery basis.  In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction.  Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment.  The Portfolio will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments.  The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement.  Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Portfolio has adopted a policy generally prohibiting providing portfolio holdings information to any person until after the Portfolio disseminates its monthly statement to shareholders.  We provide a list of the Portfolio’s holdings on the shareholder’s monthly statement, and then afterwards portfolio holdings information will be made available to the public who can get such information via phone by calling 800 231-8002.

With respect to the Portfolio, the Trust posts a list of the Portfolio’s holdings monthly, with a thirty-day lag, on the Portfolio’s website, www.delawareinvestments.com.  In addition, on a 10 day lag, we also make available on the Web site a month-end summary listing of the number of the Portfolio’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for the Portfolio.  This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Portfolio’s shares, are generally treated similarly and are not provided with the Portfolio’s holdings information in advance of when they are generally available to the public.  The Portfolio may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.  Third-party service providers and affiliated persons of the Portfolio are provided with its holdings only to the extent necessary to perform services under agreements relating to the Portfolio.  In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are:  the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Portfolio’s independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and the proxy voting service.  These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Portfolio or the Manager may receive portfolio holdings information more quickly than described above.  The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Portfolio shares or in shares of the Portfolio’s securities holdings).  In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information.  Neither the Portfolio, the Manager, MCIM nor any affiliate receives any compensation or consideration with respect to these agreements.

To protect shareholders’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Portfolio’s Chief Compliance Officer prior to such use.

The Portfolio’s Board will be notified of any substantial changes to the foregoing procedures.  The Board also receives an annual report from the Trust’s Chief Compliance Officer on the adequacy of the Trust’s compliance with these procedures.

MANAGEMENT OF THE TRUST

Officers and Trustees
The business and affairs of the Trust are managed under the direction of its Board.  Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds.

The Trust’s Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death, or removal.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Patrick P. Coyne1 2005 Market Street Philadelphia, PA 19103 April 1963	Chairman, President, Chief Executive Officer, and Trustee	Chairman and Trustee since August 16, 2006 President and Chief Executive Officer since August 1, 2006	Patrick P. Coyne has served in various executive capacities at different times at Delaware Investments.2	81
Director – Kaydon Corp.

Board of Governors Member – Investment Company Institute (ICI)
(2007 – Present)

Member of Investment Committee – Cradle of Liberty Council, BSA
(Nov. 2007 – Present)

Finance Committee Member – St. John Vianney Roman Catholic Church (2007 – Present)

Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Trustee	Since March 2005	Private Investor – (March 2004 – Present) Investment Manager – Morgan Stanley & Co. (January 1984 – March 2004)	81
Director and Chair of Compensation Committee and Governance Committee Member — CenterPoint Energy

Lead Director and Chair of Audit and Governance Committees, Member of Compensation Committee — Digital River Inc.

Director and Chair of Governance Committee, and Audit Committee Member —
Rimage Corporation

Director and Chair of Compensation Committee — Spanlink Communications

Lead Director and Chair of Compensation and Governance Committees —
Valmont Industries, Inc.

John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President – Franklin & Marshall College (July 2002 – Present) Executive Vice President – University of Pennsylvania (April 1995 – June 2002)	81	Director — Community Health Systems Director – Allied Barton Securities Holdings (From 2005 to 2008)
Anthony D. Knerr 2005 Market Street Philadelphia, PA 19103 December 1938	Trustee	Since April 1990	Founder and Managing Director – Anthony Knerr & Associates (Strategic Consulting) (1990 – Present)	81	None
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Chief Investment Officer – Assurant, Inc. (Insurance) (2002 – 2004)	81	None
Ann R. Leven 2005 Market Street Philadelphia, PA 19103 November 1940	Trustee	Since October 1989	Consultant – ARL Associates (Financial Planning) (1983 – Present)	81	Director and Audit Committee Chair – Systemax Inc.
Thomas F. Madison 2005 Market Street Philadelphia, PA 19103 February 1936	Trustee	Since May 19973	President and Chief Executive Officer – MLM Partners, Inc. (Small Business Investing & Consulting) (January 1993 – Present)	81
Director, Chair of Compensation Committee, and Governance Committee Member – CenterPoint Energy

Lead Director,Audit Committee Chair, Chair of Governance Committee, and Compensation Committee Member –
Digital River Inc.

Director, Chair of Governance Committee, and Audit Committee Member –
Rimage Corporation

Director and Chair of Compensation Committee – Spanlink Communications

Lead Director and Chair of Compensation and Governance Committees –
Valmont Industries, Inc.

Director  - Banner Health
(From 1996 to 2007)

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006 – Present) Vice President – Mergers & Acquisitions (January 2003 – January 2006), and Vice President (July 1995 – January 2003) 3M Corporation	81	None
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 1940	Trustee	Since March 2005	Founder – Investor Analytics (Risk Management) (May 1999 – Present) Founder – Sutton Asset Management (Hedge Fund) (September 1996 – Present)	81	Director and Audit Committee Member – Investor Analytics Director – Oxigene, Inc. (From 2003 to 2008)

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorships Held by Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Vice President, Deputy General Counsel, and Secretary	Vice President since September 2000 and Secretary since October 2005	David F. Connor has served as Vice President and Deputy General Counsel at Delaware Investments since 2000.	81	None4
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	81	None4
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 1966	Senior Vice President, General Counsel, and Chief Legal Officer	Senior Vice President, General Counsel, and Chief Legal Officer since October 2005	David P. O’Connor has served in various executive and legal capacities at different times at Delaware Investments.	81	None4
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	81	None4
1  Patrick P. Coyne  is considered to be an “Interested Trustee” because he is an executive officer of the Portfolio’s Manager.
2   Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Portfolio’s Manager, principal underwriter, and transfer agent.
3  In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4  David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Portfolios.

The following table shows each Trustee’s ownership of shares of the Portfolio and of all Delaware Investments® Funds as of December 31, 2009.

Name	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None1	Over $100,000
Independent Trustee
Thomas L. Bennett	None1	$10,001- $50,000
John A. Fry	None1	Over - $100,000
Anthony D. Knerr	None1	$50,001- $100,000
Lucinda S. Landreth	None1	Over $100,000
Ann R. Leven	None1	Over $100,000
Thomas F. Madison	None1	$10,001 - $50,000
Janet L. Yeomans	None1	Over $100,000
J. Richard Zecher	None1	$1 - $10,000

1      As of the date of this Part B, no shares of the Portfolio were outstanding.

The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended October 31, 2009.  Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (i.e., the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Delaware Investments® Complex1
Thomas L. Bennett	$25,011	None	$185,000
John A. Fry	$24,389	None	$180,000
Anthony D. Knerr	$21,668	None	$160,000
Lucinda S. Landreth	$22,061	None	$162,500
Ann R. Leven	$28,845	None	$212,500
Thomas F. Madison	$24,389	None	$180,000
Janet L. Yeomans	$20,707	None	$152,500
J. Richard Zecher	$22,357	None	$165,000

1
Effective January 1, 2010, each Independent Trustee/Director will receive an annual retainer fee of $125,000 for serving as a Trustee/Director for all 31 investment companies in the Delaware Investments® family, plus $10,000 per day for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investments companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.  The incoming 2011 lead/coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $20,000.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board.  The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments Family of Funds.  The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex.  The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman:  Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board.  The Board believes that it is beneficial to have a representative of Fund management as its Chairman.  Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Fund.  Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate.  Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

Coordinating Trustee: The Board designates one of the Independent Trustees to serve as Coordinating Trustee.  The Coordinating Trustee, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees.  The Coordinating Trustee also generally serves as a liaison between outside Trustees, the Chairman, Fund officers, and counsel, and is an ex officio member of the Nominating and Corporate Governance and Investment Committees.

Size and composition of Board: The Board is currently comprised of nine Trustees.  The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds.  The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Fund. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee:  This committee monitors accounting and financial reporting policies, practices and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.  The Trust’s Audit Committee consists of the following Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; John A. Fry; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held 6 meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members.  The committee also monitors the performance of counsel for the Independent Trustees.  The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee,

c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania  19103-7094.  Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the following three Independent Trustees:  John A. Fry, Chairman; Anthony D. Knerr; and J. Richard Zecher.  The Nominating and Corporate Governance Committee held 5 meetings during the Trust’s last fiscal year.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities.  The committee is comprised of all of the Trust’s Independent Trustees.  The Independent Trustee Committee held 4 meetings during the Trust’s last fiscal year.

Investments Committee:  The primary purposes of the Investments Committee are to:  (i) assist the Board at its request in its oversight of the investment advisory services provided to the Fund by the Manager as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports.  The Investments Committee consists of the following four Independent Trustees:  Thomas L. Bennett, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Janet L. Yeomans. The Investments Committee held 4 meetings during the Trust’s last fiscal year.

Board role in risk oversight:  The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:  (1) receiving and reviewing reports related to the performance and operations of the Fund of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks;  (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting.  The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board.  In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Fund with the Trustees/Directors at Board and committee meetings.  When discussing new product initiatives with the Board, Fund management also discusses risk – either the risks associated with the new proposals or the risks that the proposals are designed to mitigate.  Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Fund.

The Audit Committee looks at specific risk management issues on an ongoing basis.  The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters.  In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Fund.

The Board’s other committees also play a role in assessing and managing risk.  The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities.  The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board of Trustees’ approach to risk oversight will be able to minimize or even mitigate any particular risk.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
The Trust, the Manager, MCIM and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Portfolio, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Portfolio.  If and when proxies need to be voted on behalf of the Portfolio, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”).  The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Portfolio.  One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Portfolio.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), a wholly owned subsidiary of RiskMetrics Group (“RiskMetrics”), to analyze proxy statements on behalf of the Portfolio and the Manager’s other clients and vote proxies generally in accordance with the Procedures.  The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities.  If a proxy has been voted for the Portfolio, ISS/RiskMetrics will create a record of the vote.  By no later than August 31 of each year, information (if any) regarding how the Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolio’s website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Portfolio.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Portfolio.  Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from the company’s operations and products.

Because the Trust has delegated proxy voting to the Manager, the Portfolio is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter.  However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest.  Most proxies that the Manager receives on behalf of the Portfolio are voted by ISS/RiskMetrics in accordance with the Procedures.  Because almost all Portfolio proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process.  In the very limited instances where the Manager is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager.  If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Portfolio. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Portfolio.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Portfolio, subject to the supervision and direction of the Board.  The Manager also provides investment management services to certain of the other Delaware Investments® Funds.  Affiliates of the Manager also manage other investment accounts.  While investment decisions for the Portfolio are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Portfolio.

As of December 31, 2009, the Manager and its affiliates within Delaware Investments® were managing in the aggregate more than $135 billion in assets in various institutional or separately managed, investment company, and insurance accounts.  The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”).  DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”).  Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.  Delaware Investments is the marketing name for DMHI and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Investment Management Agreement (the “Agreement”) is dated January 4, 2010.  The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager.  The Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Agreement, the Portfolio will pay the Manager an annual management fee of 0.75% as a percentage of average daily net assets.

Except for those expenses borne by the Manager under the Investment Management Agreement or MCIM under its Sub Advisory Agreement and the Distributor under the Distribution Agreement, the Portfolio is responsible for all of its own expenses.  Among others, such expenses include the Portfolio’s proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Sub-Adviser
MCIM, which is an affiliate of the Manager and Macquarie, is located at 125 West 55th Street, Level 10, New York, NY 10019, is responsible for the day-to-day management of the Portfolio.  The Manager supervises MCIM’s performance and management services provided to the Portfolio subject to the supervision and direction of the Board.

  The Sub-Advisory Agreement for the Fund is dated ________, 2010. The Sub-Advisory Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Investment Manager or the Trust at any time on written notice to MCIM of the Investment Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of the Fund. MCIM may terminate this Agreement at any time on sixty (60) days’ written notice to the Investment Manager and the Trust of its intention to do so. The Sub-Advisory Agreement will terminate automatically in the event of its assignment. This Agreement shall automatically terminate upon the termination of the Investment Management Agreement.

Distributor
The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA  19103, serves as the national distributor for Trust’s shares under a Distribution Agreement dated January 4, 2010.  The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution.  The Distributor is an indirect, wholly owned subsidiary of DMHI.  The Distributor has agreed to use its best efforts to sell shares of the Portfolio.  See the Prospectus for information on how to invest.  Shares of the Portfolio are offered on a continuous basis by the Distributor and may be purchased directly by contacting the Distributor or the Trust with respect to all Portfolio.  The Distributor also serves as a national distributor for the other Delaware Investments® Funds.  The Board annually reviews fees paid to the Distributor.

Transfer Agent
Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Portfolio’s shareholder servicing, dividend disbursing, and transfer agent (“Transfer Agent”) pursuant to a Shareholder Services Agreement dated April 19, 2001, as amended August 31, 2006.  The Transfer Agent is an indirect, wholly owned subsidiary of DMHI.  The Transfer Agent acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds.

These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month.  Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

The Transfer Agent is paid 0.01% of the Portfolio’s average daily net assets annually.  The Transfer Agent will bill and the Portfolio shall pay such compensation monthly.

The Portfolio has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Portfolio.  For purposes of pricing, the Portfolio will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  Investors may be charged a fee when effecting transactions through a broker or agent.

DST Systems, Inc. (“DST”) provides sub-transfer agency services to the Portfolio.  In connection with these services, DST administers the overnight investment of cash pending investment in the Portfolio or payment of redemptions. The proceeds of this investment program are used to offset the Portfolio’s transfer agency expenses.

Fund Accountant
The Bank of New York Mellon Bank (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Portfolio.   Those services include performing functions related to calculating the Portfolio’s NAV and providing financial reporting information, regulatory compliance testing and other related accounting services.  For these services, the Portfolio pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges.  Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Portfolio.  Those services include overseeing the Portfolio’s pricing process, the calculation and payment of portfolio expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.  DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data.  For these services, the Portfolio pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges.  The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis.

Custodian
BNY Mellon is the custodian of the Portfolio’s securities and cash.  As custodian for the Portfolio, BNY Mellon maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; receives and disburses money on behalf of the

Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.  BNY Mellon also serves as the Portfolio’s custodian for their investments in foreign securities.

With respect to foreign securities, BNY Mellon makes arrangements with sub-custodians who were approved by the Board in accordance with Rule 17f-5 of the 1940 Act.  When selecting foreign sub-custodians, the Board considers a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Portfolio, and the reputation of the institutions in the particular country or region.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
               Except as noted, the following chart lists certain information about the types of other accounts for which the portfolio manager, a representative of MCIM, is primarily responsible as of [_____].  Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.  The personal account information is current as of the most recent calendar quarter end for which account statements are available.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Charles Song
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	[__]	[__]	[__]	[__]
Other Accounts	[__]	[__]	[__]	[__]

Description of Material Conflicts of Interest
MCIM’s portfolio managers generally manage multiple portfolios for various accounts. The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or other accounts. There is also a risk that a portfolio manager may treat one account more favorably than another. In addition, MCIM may advise other clients with investment objectives similar to those of the Portfolio. There may be instances in which the Portfolio would not be able to invest in certain limited investment opportunities due to the investment by other clients advised by MCIM.

Furthermore, the investment activities of MCIM may conflict with those of the other members of Macquarie Group. Macquarie Group is involved with a broad range of financial services. As such, the Portfolio may be limited in its ability to freely trade a security at a future point to the extent that personnel of MCIM or of Macquarie Group have or may be deemed to have material, non-public information in regard to the issuer of such security or if the trade would cause Macquarie Group to cross certain regulatory thresholds. Macquarie Group has implemented ethical walls and similar information barriers to mitigate potential conflicts of interest arising from the activities of the various members of Macquarie Group. However, there is no assurance that such measures are sufficient to mitigate these conflicts completely, and conflicts of interest may not always be resolved in the Portfolio’s favor.

Compensation Structure
Compensation for MCIM portfolio managers consists of fixed remuneration in the form of a base salary and variable (at risk) performance pay in the form of an annual profit share allocation. All employees at Macquarie Group are eligible for standard health and welfare benefits and a partial match to a 401K plan.

Fixed remuneration takes into consideration the role of individuals and market conditions. Remuneration is reviewed on a yearly basis in March/April and takes effect from July 1 of that year.

Aggregate staff profit share is linked to Macquarie Group’s profitability and return on ordinary equity, with the allocation of individual profit share being based on factors including contribution to profit, use of capital, funding and risk. Macquarie Group operates profit share retention arrangements for employees meeting certain pay thresholds, to ensure an appropriate balance between short and longer-term incentives. It is currently proposed that the retained amounts will be invested in the Macquarie Employee Retained Equity Plan (MEREP) subject to shareholder approval of the plan. The increased use of equity for employee remuneration will enhance the alignment between the interests of staff and shareholders as well as Macquarie Group’s ability to attract and retain high quality staff.

Compensation is not directly based on the pre or post tax performance of the Portfolio over a certain period. However, performance of the Portfolio may be one factor taken into account in determining compensation.

Ownership of Securities

As of the date of this Part B, no shares of the Portfolio were outstanding and, therefore, its portfolio managers did not beneficially own any shares of the Portfolio.

TRADING PRACTICES AND BROKERAGE

The Manager or MCIM selects brokers/dealers to execute transactions on behalf of the Portfolio for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service.  The primary consideration in selecting broker/dealers is to seek those brokers/dealers who will provide best execution for the Portfolio.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction.  A number of trades are made on a net basis, where securities are either purchased directly from the dealer or sold to the dealer.  In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.  When a commission is paid, the Manager or MCIM pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, the Portfolio pays a minimal share transaction cost when the transaction presents no difficulty.

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager or MCIM may allocate, out of all commission business generated by the Portfolio and accounts under its respective management, brokerage business to brokers or dealers who provide brokerage and research services.  These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses.  Such services are used by the Manager or MCIM in connection with its respective investment decision-making process with respect to one or more Portfolio and separate accounts managed by it, and may not be used, or used exclusively, with respect to the Portfolio or separate account generating the brokerage.

Securities transactions for the Portfolio may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

As provided under the Securities Exchange Act of 1934, as amended, and the Portfolio’s Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions are directed to broker/dealers who provide such brokerage and research services may result in higher commissions, the Manager or MCIM believe that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the Manager or MCIM which constitute, in some part, brokerage and research services used by the Manager or MICM in connection with their investment decision-making process and constitute, in some part, services used by them in connection with administrative or other functions not related to their investment decision-making process.  In such cases, the Manager or MCIM will make a good faith allocation of brokerage and research services and will pay out of their own resources for services used by them in connection with administrative or other functions not related to their investment decision-making process.

The Manager or MCIM may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager or MCIM and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, orders may be placed with broker/dealers that have agreed to defray certain Portfolio expenses, such as custodian fees.

The Portfolio has the authority to participate in a commission recapture program.  Under the program, and subject to seeking best execution as described in this section, the Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolio in cash.  Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Portfolio.  The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program.  In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
The Trust currently has an unlimited authorized number of shares of beneficial interest, with no par value, issued in separate portfolios.  All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and non-assessable.  Shares do not have pre-emptive rights.  While all shares have equal voting rights on matters affecting the Trust, the Portfolio would vote separately on any matter which affects only that Portfolio.  Shares of the Portfolio have a priority in its assets, and in gains on and income from the portfolio of that Portfolio.

Non-cumulative Voting
The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information
The Trust reserves the right to suspend sales of Portfolio shares, and reject any order for the purchase of the Portfolio’s shares if in the opinion of management such rejection is in its best interest.

The minimum initial investment for a shareholder is $1 million in the aggregate across all portfolios of the Trust.  However, certain types of shareholders may invest in the Portfolio without meeting the minimum initial investment of $1 million. Existing beneficial shareholders of the Fund’s Portfolios whose shares were formerly held through an omnibus account and who wish to continue as shareholders of the Portfolio, shareholders that have institutional accounts managed by the Manager’s affiliates, Delaware Investment Advisers, a series of Delaware Management Business Trust, and portfolio managers of the Portfolio seeking to invest in the Portfolio, may invest in the Portfolio without meeting the minimum initial investment of $1 million, subject to fee described in the next sentence.  All shareholders whose investment falls below the $1 million minimum at the time the fee is assessed, for reasons other than market reductions in net asset value, may be subject to an annual fee of $70 to offset additional transfer agency and other costs incurred by the Portfolio in maintaining and servicing these smaller accounts.  This annual fee, which is paid by investors to the Portfolio, will be assessed on a per shareholder basis so each shareholder will be assessed only one fee regardless of the number of accounts the shareholders may have.  There are no minimums for subsequent contributions in the Portfolio where the aggregate minimum initial investment for the Trust has been satisfied.  (See the applicable Prospectus for special purchase procedures and requirements that may be applicable to prospective investors in the Portfolio.)  Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.  At such time as the Trust receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with an affiliate of the Manager to make investments in the Portfolio by a contribution of securities in-kind to the Portfolio.

Certificates representing shares purchased are not ordinarily issued.  However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained on behalf of the Trust.  The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.  No charge is assessed by the Trust for any certificate issued.  The Portfolio does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Trust.  In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate.  Please contact the Trust for further information.  Investors who hold certificates representing any of their shares may only redeem those shares by written request.  The investor’s certificate(s) must accompany such request.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of shares of the Portfolio are effected at its NAV next calculated after receipt of the order by the Portfolio, its agent or certain other authorized persons.  See “Distributor” under “Investment Manager and Other Service Providers above for more information.”

The Portfolio’s NAV is computed at the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  When the NYSE is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

The NAV per share of the Portfolio is determined by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio.  Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities listed on a foreign exchange are generally valued at the last quoted sale price at the close of the exchange on which the security is primarily traded or at the last quoted sales price available before the time when net assets are valued. Unlisted domestic equity securities are valued at the last sale price as of the close of the NYSE.  Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

U.S. government securities are priced at the mean of the bid and asked price.  Corporate bonds and other fixed income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  NAV includes interest on fixed income securities, which is accrued daily.  The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities.  Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation.  If there is no such reported sale, the latest quoted mean price.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices.  Non-exchange traded options are also valued at the mean between the last reported bid and asked prices.  Futures contracts are valued at their daily quoted settlement price.  The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Board, as applicable.

The securities in which the Portfolio may invest from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as holidays or Saturday).  As a result, the NAV of the Portfolio may be significantly affected by such trading on days when shareholders have no access to the Portfolio.

For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar, as provided by an independent pricing service or any major bank, including BNY Mellon.  Forward foreign currency contracts are valued at the mean price of the contract.  Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.

REDEMPTION AND EXCHANGE

The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

No charge is made by the Portfolio for any redemptions.  Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in-kind.  If redemption of shares is made in-kind, the redemption reimbursement fee that is otherwise applicable will not be assessed.  Any portfolio securities paid or distributed in-kind would be valued as described in “Determining Offering Price and Net Asset Value” above.  Subsequent sales by an investor receiving a distribution in-kind could result in the payment of brokerage commissions or other transaction costs.  Payment for shares redeemed ordinarily will be made within three Business Days, but in no case later than seven days, after receipt of a redemption request in good order.  See “Redemption of Shares” in the Trust’s Prospectus for more information.  Under certain circumstances, eligible investors who have an existing investment counseling relationship with an affiliate of the Manager will not be subject to the Trust’s in-kind redemption requirements until such time as the Trust receives appropriate regulatory approvals to permit such redemptions for the account of such investors.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder.

The value of the Portfolio’s investments is subject to changing market prices.  Redemption proceeds may be more or less than the shareholder’s cost depending upon the market value of the Portfolio’s securities.  Thus, a shareholder redeeming shares of the Portfolio may, if such shareholder is subject to federal income tax, sustain either a gain or a loss, depending upon the price paid and the price received for such shares.

The Portfolio also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.  A shareholder’s purchase exchanges may be restricted or refused if the Portfolio receives or anticipates simultaneous orders affecting significant portions of its assets.  In particular, a pattern of exchanges that coincide with a “market timing” strategy may be disruptive to the Portfolio and therefore may be refused.

The Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Portfolio will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that “Fund.”  A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares.  If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer.  The purchase and sale of Portfolio shares through the use of the exchange privilege are also included in determining whether market timing has occurred.  The Portfolio also reserves the right to consider other trading patterns as market timing.

Your ability to use the Portfolio’s exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

*           *           *

The Trust has available certain redemption privileges, as described below and in the related Prospectus.  They are unavailable to shareholders of the Portfolio whose redemptions trigger the special in-kind redemption procedures.  See the related Prospectus.  The Portfolio reserves the right to suspend or terminate these expedited payment procedures at any time in the future.

Expedited Telephone Redemptions
Shareholders wishing to redeem shares for which certificates have not been issued may call the Trust at (800) 231-8002 prior to 4:00 p.m., Eastern time, and have the proceeds mailed to them at the record address.  Checks payable to the shareholder(s) of record will normally be mailed three Business Days, but no later than seven days, after receipt of the redemption request.

In addition, redemption proceeds can be transferred to your pre-designated bank account by wire or by check by calling the Trust, as described above.  The telephone redemption option on the Account Registration Form must have been elected by the shareholder and filed with the Trust before the request is received.  Payment will be made by wire or check to the bank account designated on the authorization form as follows:

Payment By Wire:  Request that Federal Funds be wired to the bank account designated on the Account Registration Form.  Redemption proceeds will normally be wired on the next Business Day following receipt of the redemption request.  There is no charge for this service.  If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the Portfolio to the shareholder’s bank account.

Payment by Check:  Request that a check be mailed to the bank account designated on the Account Registration Form.  Redemption proceeds will normally be mailed three Business Days, but no later than seven days, from the date of the telephone request.  This procedure will take longer than the Payment by Wire option (described above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.  If expedited payment under these procedures could adversely affect the Portfolio, the Trust may take up to seven days to pay the shareholder.

To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will normally be made only to the bank account designated on the Account Registration Form.  If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

Exchange Privilege
Shares of the Portfolio may be exchanged for shares of any other portfolio or for the institutional classes of the other Delaware Investments® Funds.  Exchange requests should be sent to:  Delaware Pooled® Trust, P.O. Box 219691, Kansas City, MO 64121-9691, Attn: Client Services.

Any such exchange will be calculated on the basis of the respective NAVs of the shares involved and will be subject to the minimum investment requirements noted above.  There is no sales commission or charge of any kind.  The shares of the Portfolio into which an exchange is made, if necessary, must be authorized for sale in the state in which the investor is domiciled.  Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

Exchange requests may be made either by mail, facsimile message, or telephone.  Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the shareholder and the registration of the two accounts will be identical.  Requests for exchanges received prior to 4:00 p.m., Eastern time, for the Portfolio will be processed as of the close of business on the same day.  Requests received after this time will be processed on the next Business Day.  Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board, as applicable, to assure that such exchanges do not disadvantage the Portfolio and its shareholders.

For federal income tax purposes, an exchange between Portfolios is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized.  The Trust reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days’ written notice to client shareholders.

*           *           *

Neither the Trust, the Portfolio, nor any of the Portfolio’s affiliates is responsible for any losses incurred in acting upon investor or telephone instructions for purchase, redemption, or exchange of Portfolio shares which are reasonably believed to be genuine.  With respect to such transactions, the Trust will attempt to ensure that reasonable procedures are used to confirm that instructions communicated are genuine (including verification of a form of personal identification) as if it does not, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.

DISTRIBUTIONS AND TAXES

The following supplements the information in the Prospectus.

Distributions

The policy of the Trust is to distribute substantially all of the Portfolio’s net investment income and net realized capital gains, if any, in the amount and at the times that will avoid any federal income or excise taxes.  This may require additional payments, if any, to be made during the first quarter of the following taxable year.

Shareholders may elect in writing to receive dividends and capital gain distributions in cash, otherwise, all such dividends and distributions will be automatically reinvested in the Portfolio.  The amounts of any dividend or capital gain distributions cannot be predicted.  Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash.  If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions which cannot be delivered by the United States Postal Service or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest.  The Portfolio may deduct from a shareholder’s account the costs of its effort to locate a shareholder if a shareholder’s mail is returned by the United States Postal Service or the Portfolio is otherwise unable to locate the shareholder or verify the shareholder’s mailing address.  These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes
Distributions of Net Investment Income.  The Portfolio receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.  Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains.  The Portfolio may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio.  Any net short-term or long-term capital gain realized by the Portfolio (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Portfolio.

           Returns of Capital.  If the Portfolio’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Effect of Investment in Foreign Securities.  The Portfolio is permitted to invest in foreign securities as described above.  Accordingly, it may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Portfolio’s distributions paid to you.

Pass-through of foreign tax credits.  If more than 50% of the Portfolio’s total assets at the end of a fiscal year is invested in foreign securities, it may elect to pass through to you your pro rata share of foreign taxes paid by the Portfolio.  If this election is made, the Portfolio may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Portfolio will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  Your use of foreign dividends, designated by the Portfolio as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal income tax purposes by the Portfolio.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution to you.  This treatment could increase or decrease the Portfolio’s ordinary income distributions to you, and may cause some or all of its previously distributed income to be classified as a return of capital.

PFIC securities.  The Portfolio may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies (“PFICs”).  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income.  When investing in PFIC securities, the Portfolio intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Portfolio’s fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax (the effect of which could be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders.  Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.  The Portfolio will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders the Portfolio may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.  Taxable distributions declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.  The Portfolio has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year.  As a regulated investment company, the Portfolio generally is not subject to entity level federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not to distribute the Portfolio’s net long-term capital gain or not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, the Portfolio would be taxed on the gain at the highest corporate tax rate, and the shareholders of the Portfolio would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If the Portfolio fails to qualify as a regulated investment company, it would be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of the Portfolio’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, the Portfolio must meet certain asset diversification, income and distribution specific requirements, including:

(i)           The Portfolio must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of its total assets, and, with respect to 50% of its total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Portfolio’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           The Portfolio must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  As a regulated investment company, the Portfolio is required to distribute its income and gains on a calendar year basis, regardless of the Portfolio’s fiscal year end as follows:

Required distributions.  To avoid a 4% federal excise tax, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the 12-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Portfolio shares are taxable transactions for federal and state income tax purposes.  If you redeem your Portfolio shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Portfolio shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Cost Basis Reporting.  Under the Emergency Economic Stabilization Act of 2008, the Portfolio’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Portfolio, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in the Portfolio on or after January 1, 2012.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio.  Income on investments by the Portfolio in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (for example, GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.  For individual shareholders, a portion of the dividends paid by the Portfolio may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for dividends paid by the Portfolio out of dividends earned on its investment in stocks of domestic corporations and qualified foreign corporations.  Either none or only a nominal portion of the dividends paid by the Portfolio will be qualified dividend income because it invests primarily in debt instruments and/or non-qualified foreign securities. Income dividends from interest earned by the Portfolio on debt securities and non-qualified foreign securities will continue to be taxed at the higher ordinary income tax rates.

Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Portfolio with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the dividends-received deduction.  The portion of dividends paid by the Portfolio that so qualifies will be designated each year in a notice mailed to the Portfolio’s shareholders and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Portfolio if it was a regular corporation.  Either none or only a nominal portion of the dividends paid by the Portfolio will be eligible for the corporate dividends-received deduction because it invests primarily in debt instruments and/or foreign securities.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Portfolio shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities.  The Portfolio may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by the Portfolio (possibly causing it to sell securities to raise the cash for necessary distributions) and/or defer the Portfolio’s ability to recognize a loss, and, in limited cases, subject the Portfolio to U.S. federal income tax.  These rules could also affect whether gain or loss recognized by the Portfolio is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of the income distributed to you by it.  For example:

Derivatives.  The Portfolio is permitted to invest in certain options, futures, forwards, and foreign currency contracts.  If the Portfolio makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining its net income for excise tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts) and to realize and distribute any resulting income and gains.

Short sales and securities lending transactions.  The Portfolio’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.  Additionally, the Portfolio’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Tax straddles.  The Portfolio’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Portfolio’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Portfolio could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities purchased at discount.  The Portfolio is permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received.  If it invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Investment in U.S.-REITs.  A U.S. Real Estate Investment Trust (U.S.-REIT) is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S.-REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S.-REIT’s current and accumulated earnings and profits.  Capital gain dividends paid by a U.S.-REIT to the Portfolio will be treated as long term capital gains by the Portfolio and, in turn, may be distributed by the Portfolio to its shareholders as a capital gain distribution.  The Portfolio's investment in a U.S.-REIT may require the Portfolio to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so).  The Portfolio's investment in a U.S.-REIT may at other times result in the Portfolio's receipt of cash in excess of the U.S.-REIT's earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for federal income tax purposes.  If a U.S.-REIT is operated in a manner that fails to qualify as a U.S. REIT, an investment in the U.S.-REIT would become subject to double taxation, meaning the taxable income of the U.S.-REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S.-REIT’s current and accumulated earnings and profits. Also, see “Investment in Complex Securities — Investment in taxable mortgage pools (excess inclusion Income)” and “Non U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S.-REITs.

Investment in Non-U.S. REITs.  While non-U.S.-REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Portfolio in a non-U.S.-REIT may subject the Portfolio, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S.-REIT is located. The Portfolio’s pro rata share of any such taxes will reduce the Portfolio’s return on its investment.  The Portfolio’s investment in a non U.S.-REIT may be considered an investment in a PFIC, as discussed above in “Investment in Foreign Securities- PFIC securities.” Also, the Portfolio in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S.-REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income).  The Portfolio may invest in U.S.-REITs  that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Portfolio’s income from a U.S.-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  There can be no assurance that the Portfolio will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Portfolio with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S.-REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.  Shareholders should consult their tax advisors about the potential tax consequences of the Portfolio’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character.  The Portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS.  To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income recognized by it, requiring the Portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

•          provide your correct social security or taxpayer identification number,
•          certify that this number is correct,
•          certify that you are not subject to backup withholding, and
•          certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are  nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Portfolio.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Portfolio from its net long-term capital gains, and with respect to taxable years of the Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010 or make permanent), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by the Portfolio and paid from its net long-term capital gains, or (ii) with respect to taxable years of the Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010 or make permanent), a short-term capital gain dividend designated by the Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of the Portfolio beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010 or make permanent), dividends designated by the Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by the Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Portfolio to designate, and the Portfolio reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Portfolio’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income.  Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  If you hold your Portfolio shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  The Portfolio may invest in equity securities of corporations that invest in U.S. real property, including a U.S.-REIT. The sale of a U.S. real property interest (USRPI) by the Portfolio or by a U.S. REIT or U.S. real property holding corporation in which the Portfolio invests may trigger special tax consequences to the Portfolio’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and you are a non-U.S. shareholder that owns more than 5% of a class of Portfolio shares at any time during the one-year period ending on the date of the distribution.

•
If the foregoing conditions are met, such Portfolio distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Portfolio shares, but the Portfolio is a qualified investment entity, such Portfolio distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Portfolio before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Portfolio distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Portfolio would otherwise be classified as a qualified investment entity.

FIRPTA “wash sale” rule.  If a non-U.S. shareholder of the Portfolio disposes of their Portfolio shares during the 30- day period preceding the Portfolio distribution that would have been treated as a distribution from the disposition of a U.S. real property interest by a U.S.-REIT in which the Portfolio invests, acquires an identical stock interest during the 61 day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition.  These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Portfolio shares as FIRPTA gain.  In addition, a sale or redemption of Portfolio shares will be FIRPTA gain only if –
•	As a non-U.S. shareholder, you own more than 5% of a class of shares in the Portfolio; and
•	50% or more of the Portfolio’s assets consist of:
—	more-than 5% interests in publicly traded companies that are United States Real Property Holding Corporations (USRPHC),
—	interests in non-publicly traded companies that are USRPHCs, and
—	interests in U.S.-REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Portfolio owns more than 5%.

In the event a sale of Portfolio shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.”  As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

U.S. estate tax.  As of the date of this Registration Statement, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. federal estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Portfolio shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Portfolio may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Portfolio shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of the Portfolio by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S.

shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above.  Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.  Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

PERFORMANCE INFORMATION

To obtain the Portfolio’s most current performance information, please call 800 231-8002 or visit www.delawareinvestments.com/institutional.

Performance quotations represent the Portfolio’s past performance and should not be considered as representative of future results.  The Portfolio will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

Ernst & Young, LLP, which is located at 2001 Market Street, Philadelphia, PA  19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, will audit the annual financial statements of the Portfolio.  Because the Portfolio had not commenced operations prior to the date of this Part B, the Portfolio has no financial history.

PRINCIPAL HOLDERS

Because the Portfolio had not commenced operations prior to the date of this Part B, the Portfolio has no principal holders.

APPENDIX A—DESCRIPTION OF RATINGS

Bonds
Excerpts from Moody’s description of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered “upper medium” grade obligations; Baa--considered as medium grade obligations.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P’s description of its bond ratings:  AAA--highest grade obligations.  They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch’s description of its bond ratings:  AAA--Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB--Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements; B--Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment; CC--Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time; C--Bonds are in imminent default in payment of interest or principal; and DDD, DD and D--Bonds are in default on interest and/or principal payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.  “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.  Plus and minus signs, however, are not used in the “AAA” category.

Commercial Paper
Excerpts from Moody’s description of its two highest commercial paper ratings:  P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P’s description of its two highest commercial paper ratings:  A-1--judged to be the highest investment-grade category possessing the highest relative strength; A-2--investment-grade category possessing less relative strength than the highest rating.

PART C
(Delaware Pooled® Trust)
File Nos. 033-40991/811-06322
Post Effective Amendment No. 67

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)           Articles of Incorporation.

(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(c)           Instruments Defining Rights of Security Holders.

(1)
Agreement and Declaration of Trust.  Articles III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(d)           Investment Advisory Contracts.

(1)
Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of  The Core Focus Fixed Income Portfolio, The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Global Fixed Income Portfolio, The Global Real Estate Securities Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The International Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Select 20 Portfolio and The Small-Cap Growth Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

1

(i)
Executed Amendment No. 1 (February 26, 2010) to Exhibit A of the Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant adding The Large Cap Value Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(2)
Executed Interim Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of The Real Estate Trust Portfolio, incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(i)
Executed Amendment No. 1 (February 26, 2010) to Exhibit A of the Interim Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of The Real Estate Trust Portfolio, incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(3)
Executed Investment Sub-Advisory Agreement (January 4, 2010) between Mondrian Investment Partners, Ltd. and Delaware Management Company (a series of Delaware Management Business Trust), relating to The Emerging Markets Portfolio, The Global Fixed Income Portfolio, The International Equity Portfolio, The International Fixed Income Portfolio and The Labor Select International Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(4)
Executed Investment Advisory Expense Limitation Letter (February 26, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(e)           Underwriting Contracts.

(1)           Distribution Agreements.

(i)
Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(ii)
Executed Distribution Expense Limitation Letter (February 26, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(2)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 41 filed June 28, 2002.

(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 50 filed November 19, 2004.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

2

(g)           Custodian Agreements.

(1)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed February 27, 2009.

(2)
Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(h)           Other Material Contracts.

(1)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

(i)	Executed Schedule A (January 30, 2007) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 58 filed February 28, 2007.

(ii)	Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

(2)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(3)
Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(i)
Amendment No. 4 (October 23, 2009) to Schedule A to Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

(i)	Legal Opinion.

(1)	Opinion and Consent of Counsel (October 21, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

(2)
Opinion and Consent of Counsel (January 10, 2007) with respect to The Global Real Estate Securities Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 57 filed January 10, 2007.

3

(3)	Opinion and Consent of Counsel (June 3, 2009) with respect to The DPT Emerging Markets Portfolio II incorporated into this filing by reference to Post-Effective Amendment No. 64 filed June 3, 2009

(4)	Opinion and Consent of Counsel with respect to The Delaware Macquarie Real Estate Portfolio to be filed by amendment.

(j)	Other Opinions. Not applicable.

.
(k)          Omitted Financial Statements.  Not applicable.

(l)           Initial Capital Agreements.  Not applicable.

(m)          Rule 12b-1 Plan.

(1)	12b-1 Plan for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(2)	12b-1 Plan for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(3)	12b-1 Plan for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(4)	12b-1 Plan for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(5)	12b-1 Plan for Class P (January 9, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(n)	Rule 18f-3 Plan.

(1)	Plan under Rule 18f-3 (February 18, 2010 incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(o)           Reserved.

(p)	Codes of Ethics.

(1)	Code of Ethics for the Delaware Investments Family of Funds (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(2)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(3)	Code of Ethics for Mondrian Investment Partners Limited (January 1, 2007) into this filing by reference to Post-Effective Amendment No. 58 filed February 28, 2007.

(4)	Code of Ethics for Macquarie Capital Investment Management LLC (April 2009) attached as Exhibit No. EX-99.p.4.

4

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

Item 29.                  Persons Controlled by or Under Common Control with Registrant.  None.

Item 30.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.  Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

Item 31.                  Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax- Free Money Fund, Delaware VIP® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies.  In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds, and certain officers are also officers of these other funds.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

5

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Patrick P. Coyne	President	Chairman/President/Chief Executive Officer	Mr. Coyne has served in various executive capacities within Delaware Investments Director – Kaydon Corp.
Michael J. Hogan1	Executive Vice President/Head of Equity Investments	Executive Vice President/Head of Equity Investments	Mr. Hogan has served in various executive capacities within Delaware Investments
See Yeng Quek	Executive Vice President/Managing Director/Chief Investment Officer, Fixed Income	Executive Vice President/Managing Director, Fixed Income	Mr. Quek has served in various executive capacities within Delaware Investments Director/Trustee - HYPPCO Finance Company Ltd.
Philip N. Russo	Executive Vice President/Chief Administrative Officer	None	Mr. Russo has served in various executive capacities within Delaware Investments
Douglas L. Anderson	Senior Vice President –Operations	None	Mr. Anderson has served in various executive capacities within Delaware Investments
Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Investments	Senior Vice President/Head of Municipal Bond Investments	Mr. Baxter has served in various executive capacities within Delaware Investments
Christopher S. Beck	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Beck has served in various executive capacities within Delaware Investments
Michael P. Buckley	Senior Vice President/Director of Municipal Research	Senior Vice President/Director of Municipal Research	Mr. Buckley has served in various executive capacities within Delaware Investments
Stephen J. Busch	Senior Vice President – Investment Accounting	Senior Vice President– Investment Accounting	Mr. Busch has served in various executive capacities within Delaware Investments
Michael F. Capuzzi	Senior Vice President — Investment Systems	Senior Vice President — Investment Systems	Mr. Capuzzi has served in various executive capacities within Delaware Investments
Lui-Er Chen2	Senior Vice President/Senior Portfolio Manager/Chief Investment Officer, Emerging Markets	Senior Vice President/Senior Portfolio Manager/Chief Investment Officer, Emerging Markets	Mr. Chen has served in various executive capacities within Delaware Investments
Thomas H. Chow	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Chow has served in various executive capacities within Delaware Investments
Stephen J. Czepiel3	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Czepiel has served in various executive capacities within Delaware Investments
Chuck M. Devereux	Senior Vice President/Senior Research Analyst	Senior Vice President/Senior Research Analyst	Mr. Devereux has served in various executive capacities within Delaware Investments
Roger A. Early4	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Early has served in various executive capacities within Delaware Investments
Stuart M. George	Senior Vice President/Head of Equity Trading	Senior Vice President/Head of Equity Trading	Mr. George has served in various executive capacities within Delaware Investments
Paul Grillo	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Grillo has served in various executive capacities within Delaware Investments
William F. Keelan	Senior Vice President/Director of Quantitative Research	Senior Vice President/Director of Quantitative Research	Mr. Keelan has served in various executive capacities within Delaware Investments
Kevin P. Loome5	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Mr. Loome has served in various executive capacities within Delaware Investments
Timothy D. McGarrity	Senior Vice President/Financial Services Officer	None	Mr. McGarrity has served in various executive capacities within Delaware Investments
Francis X. Morris	Senior Vice President/Chief Investment Officer — Core Equity	Senior Vice President/Chief Investment Officer — Core Equity	Mr. Morris has served in various executive capacities within Delaware Investments
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	Senior Vice President/ Chief Compliance Officer	Mr. Murray has served in various executive capacities within Delaware Investments
Susan L. Natalini	Senior Vice President/Marketing & Shared Services	None	Ms. Natalini has served in various executive capacities within Delaware Investments
D. Tysen Nutt	Senior Vice President/Chief Investment Officer, Large Cap Value Equity	Senior Vice President/Chief Investment Officer, Large Cap Value Equity	Mr. Nutt has served in various executive capacities within Delaware Investments
Philip O. Obazee	Senior Vice President/Derivatives Manager	Senior Vice President/Derivatives Manager	Mr. Obazee has served in various executive capacities within Delaware Investments
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Mr. O’Connor has served in various executive capacities within Delaware Investments

Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer – Optimum Fund Trust

Richard Salus	Senior Vice President/ Controller/Treasurer	Senior Vice President/Chief Financial Officer	Mr. Salus has served in various executive capacities within Delaware Investments Senior Vice President/Chief Financial Officer – Optimum Fund Trust
Jeffrey S. Van Harte6	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Mr. Van Harte has served in various executive capacities within Delaware Investments
Babak Zenouzi7	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Zenouzi has served in various executive capacities within Delaware Investments
Gary T. Abrams	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Abrams has served in various executive capacities within Delaware Investments
Christopher S. Adams	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Adams has served in various executive capacities within Delaware Investments
Damon J. Andres	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Andres has served in various executive capacities within Delaware Investments
Wayne A. Anglace8	Vice President/Credit Research Analyst	Vice President/Credit Research Analyst	Mr. Anglace has served in various executive capacities within Delaware Investments
Margaret MacCarthy Bacon9	Vice President/Investment Specialist	Vice President/Investment Specialist	Ms. Bacon has served in various executive capacities within Delaware Investments
Patricia L. Bakely	Vice President/Assistant Controller	None	Ms. Bakely has served in various executive capacities within Delaware Investments
Kristen E. Bartholdson10	Vice President/Portfolio Manager	Vice President	Ms. Bartholdson has served in various executive capacities within Delaware Investments
Todd Bassion11	Vice President/ Portfolio Manager	Vice President/Portfolio Manager	Mr. Bassion has served in various executive capacities within Delaware Investments
Jo Anne Bennick	Vice President/15(c) Reporting	Vice President/15(c) Reporting	Ms. Bennick has served in various executive capacities within Delaware Investments
Richard E. Biester	Vice President/Equity Trader	Vice President/Equity Trader	Mr. Biester has served in various executive capacities within Delaware Investments
Christopher J. Bonavico12	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Bonavico has served in various executive capacities within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Brancaccio has served in various executive capacities within Delaware Investments
Kenneth F. Broad13	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Broad has served in various executive capacities within Delaware Investments
Kevin J. Brown14	Vice President/ Senior Investment Specialist	Vice President/ Senior Investment Specialist	Mr. Brown has served in various executive capacities within Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client Services	Vice President/Client Services	Ms. Carrozza has served in various executive capacities within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Catricks has served in various executive capacities within Delaware Investments
Wen-Dar Chen15	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Chen has served in various executive capacities within Delaware Investments
Anthony G. Ciavarelli	Vice President/ Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Mr. Ciavarelli has served in various executive capacities within Delaware Investments
David F. Connor	Vice President/Deputy General Counsel/Secretary	Vice President/Deputy General Counsel/Secretary	Mr. Connor has served in various executive capacities within Delaware Investments Vice President/Deputy General Counsel/Secretary – Optimum Fund Trust
Michael Costanzo	Vice President/Performance Analyst Manager	Vice President/Performance Analyst Manager	Mr. Costanzo has served in various executive capacities within Delaware Investments
Kishor K. Daga	Vice President/Derivatives Operations	Vice President/Derivatives Operations	Mr. Daga has served in various executive capacities within Delaware Investments
Cori E. Daggett	Vice President/Counsel/ Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Daggett has served in various executive capacities within Delaware Investments
Craig C. Dembek16	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Dembek has served in various executive capacities within Delaware Investments
Camillo D’Orazio	Vice President/Investment Accounting	Vice President/Investment Accounting	Mr. D’Orazio has served in various executive capacities within Delaware Investments
Christopher M. Ericksen17	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Ericksen has served in various executive capacities within Delaware Investments
Joel A. Ettinger	Vice President – Taxation	Vice President – Taxation	Mr. Ettinger has served in various executive capacities within Delaware Investments
Devon K. Everhart	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Everhart has served in various executive capacities within Delaware Investments
Joseph Fiorilla	Vice President – Trading Operations	Vice President – Trading Operations	Mr. Fiorilla has served in various executive capacities within Delaware Investments
Charles E. Fish	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Fish has served in various executive capacities within Delaware Investments
Clifford M. Fisher	Vice President/Senior Municipal Bond Trader	Vice President/Senior Municipal Bond Trader	Mr. Fisher has served in various executive capacities within Delaware Investments
Patrick G. Fortier18	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Fortier has served in various executive capacities within Delaware Investments
Paul D. Foster	Vice President/Investment Specialist — Emerging Growth Equity	None	Mr. Foster has served in various executive capacities within Delaware Investments
Denise A. Franchetti	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	Ms. Franchetti has served in various executive capacities within Delaware Investments
Lawrence G. Franko19	Vice President/ Senior Equity Analyst	Vice President/ Senior Equity Analyst	Mr. Franko has served in various executive capacities within Delaware Investments
Daniel V. Geatens	Vice President/Director of Financial Administration	Vice President/Treasurer	Mr. Geatens has served in various executive capacities within Delaware Investments
Gregory A. Gizzi20	Vice President/ Head Municipal Bond Trader	Vice President/ Head Municipal Bond Trader	Mr. Gizzi has served in various executive capacities with Delaware Investments
Gregg J. Gola21	Vice President/Senior High Yield Trader	Vice President/Senior High Yield Trader	Mr. Gola has served in various executive capacities within Delaware Investments
Christopher Gowlland22	Vice President/Senior Quantitative Analyst	Vice President/Senior Quantitative Analyst	Mr. Gowlland has served in various executive capacities within Delaware Investments
Edward Gray23	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Gray has served in various executive capacities within Delaware Investments
David J. Hamilton	Vice President/Fixed Income Analyst	Vice President/Credit Research Analyst	Mr. Hamilton has served in various executive capacities within Delaware Investments
Brian Hamlet24	Vice President/Senior Corporate Bond Trader	Vice President/Senior Corporate Bond Trader	Mr. Hamlet has served in various executive capacities within Delaware Investments
Lisa L. Hansen25	Vice President/Head of Focus Growth Equity Trading	Vice President/Head of Focus Growth Equity Trading	Ms. Hansen has served in various executive capacities within Delaware Investments
Gregory M. Heywood26	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Heywood has served in various executive capacities within Delaware Investments
Sharon Hill	Vice President/Head of Equity Quantitative Research and Analytics	Vice President/Head of Equity Quantitative Research and Analytics	Ms. Hill has served in various executive capacities within Delaware Investments
J. David Hillmeyer27	Vice President/Corporate Bond Trader	Vice President	Mr. Hillmeyer has served in various executive capacities within Delaware Investments
Chungwei Hsia28	Vice President/ Senior Research Analyst	Vice President/ Senior Research Analyst	Mr. Hsia has served in various executive capacities within Delaware Investments
Michael E. Hughes	Vice President/Senior Equity Analyst	Vice President/Senior Equity Analyst	Mr. Hughes has served in various executive capacities within Delaware Investments
Jordan L. Irving	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Irving has served in various executive capacities within Delaware Investments
Cynthia Isom	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Ms. Isom has served in various executive capacities within Delaware Investments
Kenneth R. Jackson	Vice President/Quantitative Analyst	Vice President/Equity Trader	Mr. Jackson has served in various executive capacities within Delaware Investments
Stephen M. Juszczyszyn29	Vice President/Structured Products Analyst/Trader	Vice President/Structured Products Analyst/Trader	Mr. Juszczyszyn has served in various executive capacities within Delaware Investments
Anu B. Kothari30	Vice President/ Equity Analyst	Vice President/ Equity Analyst	Ms. Kothari has served in various executive capacities within Delaware Investments
Roseanne L. Kropp	Vice President/ Senior Fund Analyst II - High Grade	Vice President/Senior Fund Analyst – High Grade	Ms. Kropp has served in various executive capacities within Delaware Investments
Nikhil G. Lalvani	Vice President/Senior Equity Analyst/Portfolio Manager	Vice President/Portfolio Manager	Mr. Lalvani has served in various executive capacities within Delaware Investments
Brian R. Lauzon31	Vice President/Chief Operating Officer, Equity Investments	Vice President/ Chief Operating Officer, Equity Investments	Mr. Lauzon has served in various executive capacities with Delaware Investments
Anthony A. Lombardi	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Lombardi has served in various executive capacities within Delaware Investments
Francis P. Magee	Vice President/Portfolio Analyst	Vice President/Portfolio Analyst	Mr. Magee has served in various executive capacities within Delaware Investments
John P. McCarthy32	Vice President/Senior Research Analyst/Trader	Vice President/Senior Research Analyst/Trader	Mr. McCarthy has served in various executive capacities within Delaware Investments
Brian McDonnell33	Vice President/Structured Products Analyst/Trader	Vice President/Structured Products Analyst/Trader	Mr. McDonnell has served in various executive capacities within Delaware Investments
Michael S. Morris	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Morris has served in various executive capacities within Delaware Investments
Terrance M. O’Brien34	Vice President/ Fixed Income Reporting Analyst	Vice President/ Fixed Income Reporting Analyst	Mr. O’Brien has served in various executive capacities with Delaware Investments
Donald G. Padilla	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Padilla has served in various executive capacities within Delaware Investments
Daniel J. Prislin35	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Prislin has served in various executive capacities within Delaware Investments
Gretchen Regan	Vice President/Quantitative Analyst	Vice President/Quantitative Analyst	Ms. Regan has served in various executive capacities within Delaware Investments
Carl Rice	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	Mr. Rice has served in various executive capacities within Delaware Investments
Joseph T. Rogina	Vice President/Equity Trader	Vice President/Equity Trader	Mr. Rogina has served in various executive capacities within Delaware Investments
Debbie A. Sabo36	Vice President/Equity Trader – Focus Growth Equity	Vice President/Equity Trader – Focus Growth Equity	Ms. Sabo has served in various executive capacities within Delaware Investments
Kevin C. Schildt	Vice President/Senior Municipal Credit Analyst	Vice President/Senior Municipal Credit Analyst	Mr. Schildt has served in various executive capacities within Delaware Investments
Bruce Schoenfeld37	Vice President/Equity Analyst	Vice President/Equity Analyst	Mr. Schoenfeld has served in various executive capacities within Delaware Investments
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None	Mr. Seidel has served in various executive capacities within Delaware Investments
Nancy E. Smith	Vice President — Investment Accounting	Vice President — Investment Accounting	Ms. Smith has served in various executive capacities within Delaware Investments
Brenda L. Sprigman	Vice President/Business Manager – Fixed Income	Vice President/Business Manager – Fixed Income	Ms. Sprigman has served in various executive capacities within Delaware Investments
Michael T. Taggart	Vice President – Facilities & Administrative Services	None	Mr. Taggart has served in various executive capacities within Delaware Investments
Junee Tan-Torres38	Vice President/ Structured Solutions	Vice President/ Structured Solutions	Mr. Tan-Torres has served in various executive capacities within Delaware Investments
Risé Taylor	Vice President/Strategic Investment Relationships	None	Ms. Taylor has served in various executive capacities within Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Vogel has served in various executive capacities within Delaware Investments
Jeffrey S. Wang39	Vice President/ Equity Analyst	Vice President/ Equity Analyst	Mr. Wang has served in various executive capacities within Delaware Investments
Michael G. Wildstein40	Vice President/ Senior Research Analyst	Vice President/ Senior Research Analyst	Mr. Wildstein has served in various executive capacities within Delaware Investments
Kathryn R. Williams	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Williams has served in various executive capacities within Delaware Investments
Nashira Wynn	Vice President/Senior Equity Analyst/Portfolio Manager	Vice President/Portfolio Manager	Ms. Wynn has served in various executive capacities within Delaware Investments
Guojia Zhang41	Vice President/Equity Analyst	Vice President/Equity Analyst	Mr. Zhang has served in various executive capacities within Delaware Investments
Douglas R. Zinser42	Vice President/Credit Research Analyst	Vice President/Credit Research Analyst	Mr. Zinser has served in various executive capacities within Delaware Investments

6

1. Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
2. Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
3. Vice President, Mesirow Financial, 1993-2004.
4. Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
5. Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
6. Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7.Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8.Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
9. Client Service Officer, Thomas Weisel Partners, 2002-2005.
10. Equity Research Salesperson, Susquehanna International Group, 2004-2006.
11. Senior Research Associate, Thomas Weisel Partners, 2002-2005.
12. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
13. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
14. Director – Institutional Equity Sales, Merrill Lynch, 2003-2006
15. Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
16. Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
17. Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
18. Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
19. Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

20. Vice President, Lehman Brothers, 2002-2008.
21. Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
22. Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
23. Portfolio Manager, Thomas Weisel Partners, 2002-2005.
24. Vice President, Lehman Brothers Holdings, 2003-2007.
25. Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
26. Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
27. Senior Corporate Bond Trader, High Yield Portfolio Manager/Trader, Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
28. Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
29. Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
30. Equity Research Analyst, State Street Global Advisors, 2002-2008.
31. Director of Marketing, Merganser Capital Management, 2001-2007.
32. Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
33. Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
34. Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.
35. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
36. Head Trader, McMorgan & Company, 2003-2005.
37. Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
38. Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.

39. Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
40. Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
41. Equity Analyst, Evergreen Investment Management Company, 2004-2006.
42. Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

7

Mondrian Investment Partners Limited ("Mondrian") serves as sub-advisor to The Emerging Markets Portfolio, The Global Fixed Income Portfolio, The International Equity Portfolio, The International Fixed Income Portfolio and The Labor Select International Equity Portfolio. Information regarding the directors and officers of Mondrian and the positions held with the Registrant during the past two years is provided below. Unless otherwise noted, the principal business address of each director and officer of Mondrian is 10 Gresham Street, 5th Floor, London, England EC2V 7JD.

Name and Principal Business Address	Positions and Offices with Mondrian and its Affiliates and other Positions and Offices Held
David G. Tilles	Executive Chairman and Director of Mondrian Investment Partners Limited
Elizabeth A. Desmond	Chief Investment Officer – International Equities and Director of Mondrian Investment Partners Limited
John Emberson	Chief Operating Officer and Director of Mondrian Investment Partners Limited
Clive A. Gillmore	Chief Executive Officer, CIO Global Equities and Director of Mondrian Investment Partners Limited
John Kirk	Deputy Chief Executive Officer and Director of Mondrian Investment Partners Limited
Nigel G. May	Deputy Chief Executive Officer and Director of Mondrian Investment Partners Limited
Christopher A. Moth	Chief Investment Officer – Global Fixed Income and Currency and Director of Mondrian Investment Partners Limited
Hamish O. Parker	Director of Mondrian Investment Partners Limited
Fiona A. Barwick	Deputy Head, International Equities of Mondrian Investment Partners Limited
Robert Akester	Senior Portfolio Manager of Mondrian Investment Partners Limited
Brendan Baker	Senior Portfolio Manager of Mondrian Investment Partners Limited
Joanna Bates	Senior Portfolio Manager of Mondrian Investment Partners Limited
Nigel Bliss	Senior Portfolio Manager of Mondrian Investment Partners Limited
Ginny Chong	Senior Portfolio Manager of Mondrian Investment Partners Limited
Frances Cuthbert	Senior Portfolio Manager of Mondrian Investment Partners Limited
Ormala Krishnan	Senior Portfolio Manager of Mondrian Investment Partners Limited
Emma R. E. Lewis	Senior Portfolio Manager of Mondrian Investment Partners Limited
Russell Mackie	Senior Portfolio Manager of Mondrian Investment Partners Limited
Andrew Miller	Senior Portfolio Manager of Mondrian Investment Partners Limited
Dan Philps	Senior Portfolio Manager of Mondrian Investment Partners Limited
Andrew Porter	Senior Portfolio Manager of Mondrian Investment Partners Limited
David Wakefield	Senior Portfolio Manager of Mondrian Investment Partners Limited
James S. Beveridge	Senior Trading Manager of Mondrian Investment Partners Limited
Len Johnson	President – Client Services of Mondrian Investment Partners Limited
Ian Cooke	Chief Accountant of Mondrian Investment Partners Limited
Graeme Coll	Portfolio Manager of Mondrian Investment Partners Limited
Mathew Day	Portfolio Manager of Mondrian Investment Partners Limited
Aileen Gan	Portfolio Manager of Mondrian Investment Partners Limited
Richard J. Ginty	Portfolio Manager of Mondrian Investment Partners Limited
Gregory Halton	Portfolio Manager of Mondrian Investment Partners Limited
Dawid Krige	Portfolio Manager of Mondrian Investment Partners Limited
Bhavin Manek	Portfolio Manager of Mondrian Investment Partners Limited
Aidan Nicholson	Portfolio Manager of Mondrian Investment Partners Limited
Kim Nguyen	Portfolio Manager of Mondrian Investment Partners Limited
Solomon Peters	Portfolio Manager of Mondrian Investment Partners Limited
Melissa Platt	Portfolio Manager of Mondrian Investment Partners Limited
Bilgin Soylu	Portfolio Manager of Mondrian Investment Partners Limited
Jonathan Spread	Portfolio Manager of Mondrian Investment Partners Limited
Amice Tierman	Portfolio Manager of Mondrian Investment Partners Limited
Boris Veselinovich	Portfolio Manager of Mondrian Investment Partners Limited
Jason Andrews	Manager, Investment Administration of Mondrian Investment Partners Limited
John L. Barrett	Chief Compliance Officer of Mondrian Investment Partners Limited
Paul J. Fournel	Head of IT of Mondrian Investment Partners Limited
Jane Goss	General Counsel and Company Secretary of Mondrian Investment Partners Limited
Brian Heywood	Implementation Manager of Mondrian Investment Partners Limited
Andrew Kiely	Manager, Client Services of Mondrian Investment Partners Limited
Jennifer E. Phimister	Manager, Client Services of Mondrian Investment Partners Limited
Warren D. Shirvell	Deputy Chief Operating Officer of Mondrian Investment Partners Limited
Dinash Lakhani	Senior Research Analyst of Mondrian Investment Partners Limited
Natalie Stone	Trader of Mondrian Investment Partners Limited
Arthur van Hoogstraten	Head of IT Development of Mondrian Investment Partners Limited

8

Macquarie Capital Investment Management LLC (“Macquarie”) serves as sub-adviser to The Delaware Macquarie Real Estate Portfolio. The description of Macquarie, under the caption "Who manages the Fund?" in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Macquarie set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-62755) is incorporated into this filing by reference.

Item 32.                      Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(b)
Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President	None
Jeffrey M. Kellogg	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief Compliance Officer
David P. O’Connor	Senior Vice President/ General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Richard Salus	Senior Vice President/Controller/Treasurer/ Financial Operations Principal	Senior Vice President/Chief Financial Officer
Trevor M. Blum	Vice President	None
Mary Ellen M. Carrozza	Vice President	None
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
Edward M. Grant	Vice President	None
Audrey Kohart	Vice President	Vice President - Financial Planning and Reporting
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Michael T. Taggart	Vice President	None
Molly Thompson	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

9

(c)           Not applicable.

Item 33.
Location of Accounts and Records.  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA  19103-7094 and 430 W. 7th Street, Kansas City, MO  64105.

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of April, 2010.

DELAWARE POOLED TRUST

By:  /s/ Patrick P. Coyne
       Patrick P. Coyne
      Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	April 15, 2010

Thomas L. Bennett* Thomas L. Bennett	Trustee	April 15, 2010

John A. Fry* John A. Fry	Trustee	April 15, 2010

Anthony D. Knerr* Anthony D. Knerr	Trustee	April 15, 2010

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	April 15, 2010

Ann R. Leven * Ann R. Leven	Trustee	April 15, 2010

Thomas F. Madison* Thomas F. Madison	Trustee	April 15, 2010

Janet L. Yeomans* Janet L. Yeomans	Trustee	April 15, 2010

J. Richard Zecher* J. Richard Zecher	Trustee	April 15, 2010

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	April 15, 2010
*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

11

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
EXHIBITS TO FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

12

INDEX TO EXHIBITS
(Delaware Pooled® Trust N-1A)

Exhibit No.             Exhibit

EX-99.p.4	Code of Ethics for Macquarie Capital Investment Management LLC (April 2009)

13